The following items were the
                                                        subject of a Form 12b-25
                                                        and are included herein:
                                                       Item 11(a)(2), Item 11(b)



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR/A

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04404

                         WEISS, PECK & GREER FUNDS TRUST
               (Exact name of registrant as specified in charter)

                               One New York Plaza
                                   31st Floor
                               NEW YORK, NY 10004
               (Address of principal executive offices) (Zip code)

                                 Joseph Reardon
                         Weiss, Peck & Greer Investments
                               One New York Plaza
                                   31st Floor
                               NEW YORK, NY 10004
                     (Name and address of agent for service)

               Registrant's telephone number, including area code:
                                  212-908-9882

                   Date of fiscal year end: DECEMBER 31, 2003

                   Date of reporting period: DECEMBER 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 350.

ITEM 1 -- REPORT TO SHAREHOLDERS




                                  MUTUAL FUNDS

                         ANNUAL REPORT DECEMBER 31, 2003











WPG TUDOR FUND
WPG LARGE CAP GROWTH FUND
WPG QUANTITATIVE EQUITY FUND
WPG CORE BOND FUND
WPG INTERMEDIATE MUNICIPAL BOND FUND
WPG GOVERNMENT MONEY MARKET FUND
WPG TAX FREE MONEY MARKET FUND














                               ONE NEW YORK PLAZA
                            NEW YORK, NEW YORK 10004
                                  800 223-3332

WEISS, PECK & GREER MUTUAL FUNDS

TABLE OF CONTENTS

            Average Annual Total Returns ...............................    1
            Major Portfolio Changes - Equity Funds .....................    4
            Ten Largest
            Holdings ...................................................    5
            Schedules of Investments:
               WPG Tudor Fund ..........................................    7
               WPG Large Cap Growth Fund ...............................    9
               WPG Quantitative Equity Fund ............................   11
               WPG Core Bond Fund ......................................   13
               WPG Intermediate Municipal Bond Fund ....................   16
               WPG Government Money Market Fund ........................   19
               WPG Tax Free Money Market Fund ..........................   20
            Statements of Assets and Liabilities .......................   26
            Statements of Operations ...................................   28
            Statements of Changes in Net Assets ........................   30
            Notes to Financial Statements ..............................   32
            Financial Highlights .......................................   39
            Independent Auditors' Report ...............................   42
            Information on Trustees ....................................   43
            Additional Information - Unaudited .........................   44

AGGRESSIVE
               TUDOR
               OBJECTIVE: Capital appreciation.

                  LARGE CAP GROWTH
                  OBJECTIVE: Long-term growth of capital.

                  QUANTITATIVE EQUITY
                  OBJECTIVE: Seeks to provide investment results that exceed the S&P 500.

                  INTERMEDIATE MUNICIPAL BOND
                  OBJECTIVE: High current income consistent with relative
                             stability of principal.
                             Exempt from Federal Income Tax.
                  CORE BOND

                  OBJECTIVE: High current income consistent with capital
                             preservation.

                * TAX FREE MONEY MARKET
                  OBJECTIVE: Maximize current income with preservation of
                             capital and liquidity.
                             Exempt from Federal Income Tax.

                * GOVERNMENT MONEY MARKET
                  OBJECTIVE: Maximize current income with preservation of
                             capital and liquidity.


                * Although these Funds are money market funds and attempt to maintain a stable $1.00 net asset value per share, investments in these Funds are neither insured nor guaranteed by the FDIC or any other Government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.
CONSERVATIVE

WEISS, PECK & GREER MUTUAL FUNDS

AVERAGE ANNUAL TOTAL RETURN

TUDOR FUND
The Tudor Fund benefited from strong market conditions, particularly for small cap securities, during 2003. The year was marked by transition for the Tudor Fund as with the change of Fund managers the objective changed to value. Commensurate with this change, we changed the benchmark to the Russell 2000 Value Index. For the year the Fund returned 45.4%, which was slightly below its old and new benchmarks. Since the new managers took over in September the Fund returned 14.2% versus the Russell 2000 Value Index that advanced by 15.0%. Heading into 2004, the economic backdrop for small caps remains positive. The economy is strong, the Federal Reserve is accommodative, and government spending continues to contribute to the overall re-flation. While the fundamentals are strong, we remain cautious about higher valuations among the small caps and the declining dollar, which tend to favor larger multinational companies. Thus, we believe we could be in a largely sideways market with continued volatility. This type of market environment has typically been favorable for our investment strategy.


WPG TUDOR FUND

                                       RUSSELL                    RUSSELL
                                        2000                       2000
                 TUDOR       rtn        VALUE           rtn       GROWTH       rtn
               ---------  ---------- ------------  ----------  -----------------------
12/31/93         10,000      13.38%       10,000      23.84%      10,000       13.36%
12/31/94          9,019      -9.81%        9,845      -1.55%       9,757       -2.43%
12/31/95         12,733      41.18%       12,380      25.75%      12,786       31.04%
12/31/96         15,129      18.82%       15,026      21.37%      14,225       11.26%
12/31/97         16,810      11.11%       19,801      31.78%      16,067       12.95%
12/31/98         13,110     -22.01%       18,524      -6.45%      16,265        1.23%
12/31/99         21,404      63.26%       18,248      -1.49%      23,274       43.09%
12/31/2000       20,291      -5.20%       22,414      22.83%      18,053      -22.43%
12/31/2001       17,292     -14.78%       25,558      14.03%      16,387       -9.23%
12/31/2002       12,779     -26.10%       22,637     -11.43%      11,428      -30.26%
12/31/2003       18,576      45.37%       33,057      46.03%      16,976       48.54%


                     AVERAGE ANNUAL TOTAL RETURN
                (FOR THE PERIODS ENDED DECEMBER 31, 2003)

                                    1 YEAR      5 YEARS      10 YEARS
                                   -------     --------      --------

TUDOR ..........................     45.37%        7.22%         6.39%
Russell 2000 Growth Index ......     48.54%        0.86%         5.43%
Russell 2000 Value Index .......     46.03%       12.28%        12.70%


LARGE CAP GROWTH FUND
Stock prices rose sharply in 2003, following three consecutive down years (only the second time since 1925). In the twelve months since the 2002 trough the S&P 500 returned over 35%, about in line with its historical rebound from sharp downturns. The WPG Large Cap Growth Fund rose 10.8% in the fourth quarter, bringing its full year return to 31.9% versus 29.8% for its benchmark, the Russell 1000 Growth Index. The Fund outperformed both the Russell 1000 Growth and Lipper Large Cap Growth Indices largely due to superior stock selection, especially in the Financial and Technological sectors.

At year-end the advisor revised the Fund's strategy and changed the portfolio manager. The change is from a fundamentally driven, high tracking error strategy to one that is quantitatively and fundamentally driven with a significantly lower tracking error target (3.5% versus 6.0%). The Fund remains targeted at outperforming its benchmark. However, the focus will be on generating the bulk of the returns from stock selection, reducing the importance of the asset allocation decision versus its benchmark. The Trustees of the Fund have appointed Easton Ragsdale and Peter Albanese as portfolio managers of the fund with investment experience of 23 and 13 years, respectively.

WPG LARGE CAP GROWTH FUND

                                      LIPPER                     RUSSELL
           LARGE CAP                  LARGE CAP                  1000
           GROWTH          rtn        GROWTH          rtn        GROWTH       rtn
         ------------   ----------  ------------   ----------  ----------------------
12/31/93      10,000        9.54%        10,000                   10,000       2.90%
12/31/94       9,454       -5.46%         9,918       -0.82%      10,266       2.66%
12/31/95      12,548       32.73%        13,381       34.92%      14,084      37.19%
12/31/96      15,613       24.42%        16,133       20.56%      17,340      23.12%
12/31/97      21,275       36.27%        20,584       27.59%      22,627      30.49%
12/31/98      27,128       27.51%        28,090       36.47%      31,386      38.71%
12/31/99      30,568       12.68%        37,871       34.82%      41,794      33.16%
12/31/2000    30,054       -1.68%        30,418      -19.68%      32,424     -22.42%
12/31/2001    23,908      -20.45%        23,157      -23.87%      25,803     -20.42%
12/31/2002    17,312      -27.59%        16,648      -28.11%      18,609     -27.88%
12/31/2003    22,833       31.89%        21,136       26.96%      24,145      29.75%



                     AVERAGE ANNUAL TOTAL RETURN
                (FOR THE PERIODS ENDED DECEMBER 31, 2003)


                                    1 YEAR      5 YEARS      10 YEARS
                                   -------     --------      --------

LARGE CAP GROWTH ...............     31.89%       -3.39%         8.60%
Russell 1000 Growth Index ......     29.75%       -5.11%         9.21%
Lipper Large Cap Growth
  Funds Index ..................     26.96%       -5.53%         7.77%

WEISS, PECK & GREER MUTUAL FUNDS

AVERAGE ANNUAL TOTAL RETURN

QUANTITATIVE EQUITY FUND
After three consecutive years of declines (the second such period since 1925) the S&P 500 turned around in 2003 and generated a total return of 28.7%. The war with Iraq and uncertainty about the pace of the economic recovery drove the negative performance in the first quarter. However, a quick US victory over Iraq, declining interest rates, tax cuts, improving corporate earnings and a clearly improving economy rallied the equity markets and led to strong performance during each of the other three quarters. Through these very different environments, the WPG Quantitative Equity Fund stock selection model contributed positively to performance. Coupled with an effective risk management strategy, the portfolio finished the year ahead of the S&P 500 Index. Predictive power was delivered from both the valuation and earnings momentum components of the model. However, valuation factors were the most powerful and consistent factors in the model. Specifically, BOOK TO PRICE and ESTIMATE REVISIONS (upward) did much of the heavy lifting for the year. EARNINGS REVISIONS (downward) and EARNINGS SURPRISE were also predictive during the year.


WPG QUANTITATIVE EQUITY  FUND


              WPG                     S & P 500
         Quant Equity        rtn       INDEX            rtn
         ------------   ----------  ------------   ----------
12/31/93       10,000       13.90%        10,000       10.08%
12/31/94       10,034        0.34%        10,132        1.32%
12/31/95       13,382       33.37%        13,940       37.58%
12/31/96       15,859       18.51%        17,140       22.96%
12/31/97       19,899       25.47%        22,858       33.36%
12/31/98       25,214       26.71%        29,391       28.58%
12/31/99       28,719       13.90%        35,575       21.04%
12/31/00       26,616       -7.32%        32,337       -9.10%
12/31/01       24,064       -9.59%        28,493      -11.89%
12/31/2002     18,892      -21.49%        22,196      -22.10%
12/31/2003     24,339       28.83%        28,561       28.68%



                      AVERAGE ANNUAL TOTAL RETURN
                (FOR THE PERIODS ENDED DECEMBER 31, 2003)

                                    1 YEAR      5 YEARS      10 YEARS
                                   -------     --------      --------
QUANTITATIVE EQUITY ............    28.83%       -0.70%         9.30%
S&P 500 Stock Index ............    28.68%       -0.57%        11.07%


CORE BOND FUND
The U.S. Treasury market was marked by considerable volatility, as evidenced by the 10 year treasury note which traded in a 150 basis point range for the year. The yield curve steepened modestly and yields rose with the 5 year note underperforming the most. Yields on the 5 year Treasury rose 52 basis points, from 2.73% to 3.25%. Yields on 2, 10, and 30-year Treasuries rose by 22, 43, and 32 basis points, respectively. In non-treasury sectors, corporate bonds tightened to treasuries by 81 basis points, generating 527 basis points of excess return. The Fund outperformed its benchmark by 94 basis points primarily due to opportunistic over and underweightings in the corporate sector in the first half of the year followed by an overweight of the sector for the second half of the year. The portfolio maintained a focus on the strong performing BBB credits throughout the year. Positioning in the mortgage backed securities sector also added materially to returns. Mortgages contributed strongly to performance in the fund, largely due to favorable coupon selection within the sector. A position in Treasury Inflation Protection Securities (TIPS) during the first quarter added moderately to outperformance as did exposure in commercial mortgage backed securities. All other strategies and sector positionings had a minimal impact on performance.

WPG CORE BOND FUND

                                                                   MORNINGSTAR
                                      LEHMAN                      INTERMEDIATE
              Core                   AGGREGATE                     TERM BOND
           Bond Fund        rtn        INDEX          rtn            INDEX         RTN
         ------------   ----------  ------------   ----------    --------------  --------
12/31/93       10,000        8.96%        10,000        9.75%        10,000       10.33%
12/31/94        9,130       -8.70%         9,708       -2.92%         9,606       -3.94%
12/31/95       10,340       13.25%        11,501       18.47%        11,286       17.49%
12/31/96       10,738        3.85%        11,919        3.63%        11,653        3.25%
12/31/97       11,529        7.37%        13,069        9.65%        12,690        8.90%
12/31/98       12,597        9.26%        14,204        8.69%        13,638        7.47%
12/31/99       12,582       -0.12%        14,088       -0.82%        13,455       -1.34%
12/31/2000     13,923       10.66%        15,726       11.63%        14,759        9.69%
12/31/2001     15,265        9.64%        17,054        8.44%        15,878        7.58%
12/31/2002     16,924       10.87%        18,802       10.25%        17,143        7.97%
12/31/2003     17,778        5.04%        19,572        4.10%        17,987        4.92%

                       AVERAGE ANNUAL TOTAL RETURN
                (FOR THE PERIODS ENDED DECEMBER 31, 2003)

                                    1 YEAR      5 YEARS      10 YEARS
                                   -------     --------      --------
CORE BOND .......................... 5.04%        7.13%         5.92%
Lehman Aggregate Index ............. 4.10%        6.62%         6.95%
Morningstar Intermediate Term Bond . 4.92%        5.67%         6.08%

WEISS, PECK & GREER MUTUAL FUNDS

AVERAGE ANNUAL TOTAL RETURN
INTERMEDIATE MUNICIPAL BOND FUND
The municipal bond market demonstrated weaker absolute performance in 2003 relative to 2002 amid improving economic conditions, higher interest rates and a vibrant equities market. Nevertheless, rates of return generally exceeded expectations and outperformed those earned on Treasury and most corporate securities on a tax-adjusted basis. Tax-exempt yields finished the year lower than where they were at the beginning of 2003 while Treasury yields, on balance, moved higher. The relative strength in the municipal market was largely attributed to a supportive technical environment whereby the pace of new issuance slowed during the second half of 2003.

Exposure to California General Obligation bonds was a source of considerable return volatility. These securities suffered during the summer due to the State's budgetary impasse. Then again towards the end of the year when the deficit financing bond issue looked as though it would have trouble getting on the ballot for approval.

The Fund had no exposure to California General Obligation bonds, whereas a meaningful portion of the benchmark was allocated to these securities. This under exposure to California, as well as the Fund's somewhat barbelled exposure to the yield curve were positive factors for relative performance. However, security specific factors which have historically been positive, were a drag on relative performance this year.

The Fund produced a return of 3.73% during 2003 vs. a return of 4.01% for the Lipper Intermediate Fund Average, and 4.66% for the Lehman 3-10 year index. Going forward we will continue to look to add value though security selection. Additionally, if rates begin to rise, our defensive and duration neutral style should be beneficial to investors. Finally, ongoing credit monitoring will continue to be an integral part of our management process.



WPG INTERMEDIATE MUNICIPAL BOND FUND

                                         LIPPER                     LEHMAN
                                          INTMD                    BROTHERS
                                          MUNI                     3-10 YEAR
            INTMD                         FUNDS                    MUNICIPAL
            MUNI BOND      rtn           AVERAGE      rtn          BOND INDEX      rtn
         -------------------------     ----------------------    -------------------------
12/31/93      10,000        3.48%          10,000                      10,000       4.14%
12/31/94       9,771       -2.29%           9,665     -3.35%            9,735      -2.65%
12/31/95      10,948       12.05%          10,952     13.32%           11,077      13.79%
12/31/96      11,408        4.20%          11,380      3.90%           11,563       4.38%
12/31/97      12,304        7.85%          12,206      7.26%           12,423       7.44%
12/31/98      13,008        5.72%          12,875      5.48%           13,172       6.03%
12/31/99      12,937       -0.54%          12,680     -1.51%           13,212       0.30%
12/31/00      14,067        8.73%          13,777      8.65%           14,350       8.62%
12/31/01      14,688        4.42%          14,393      4.47%           15,144       5.53%
12/31/02      16,113        9.70%          15,589      8.31%           16,539       9.21%
12/31/03      16,714        3.73%          16,214      4.01%           17,309       4.66%




                        AVERAGE ANNUAL TOTAL RETURN
                 (FOR THE PERIODS ENDED DECEMBER 31, 2003)

                                          1 YEAR        5 YEARS       10 YEARS
                                         -------       --------       --------
INTERMEDIATE MUNI BOND ..............      3.73%         5.14%          5.27%
Lehman Brothers 3-10 Year
 Municipal Bond Index ...............      4.66%         5.62%          5.64%
Lipper Intermediate Muni
 Funds Average ......................      4.01%         4.86%          5.08%


-----------------
Performance represents historical data. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Each Fund's results and the indices (except as noted below) assume the reinvestment of all capital gain distributions and income dividends. Each Fund's past performance is not indicative of future performance and should be considered in light of each Fund's investment policy and objectives, the characteristics and quality of its portfolio securities, and the periods selected. The S&P 500 Stock Index is a broad based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. The Russell 1000 Growth Index measures the performance of those companies with an approximate median market capitalization of $3.5 billion that have higher than average price-to-book ratios and higher than average forecasted growth values. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower than average price-to-book ratios and lower than average forecasted growth values. The Russell 2000 Growth Index is a measurement of changes in stock market conditions based on the average performance of small U.S. growth oriented securities with a mean market capitalization of approximately $800 million. Lipper Analytical Services (Lipper) and Morningstar compare mutual funds according to overall performance, investment objectives, investment policies, assets, expense levels, periods of existence and other factors. The Lehman Brothers Aggregate Index is a market weighted blend of all investment grade corporate issues, all mortgage securities and all government issues. The Lehman Brothers 3-10 year Muni Bond Index is a broad based index which contains all securities in the Lehman Municipal Bond Index with maturities from 3-10 years.

WEISS, PECK & GREER MUTUAL FUNDS - UNAUDITED
MAJOR PORTFOLIO CHANGES - EQUITY FUNDS - YEAR ENDING DECEMBER 31, 2003

TUDOR FUND

ADDITIONS
Del Monte Foods Co.
Encore Acquisition Company
First Consulting Group
FTI Consulting Inc.
IDT Corp.
Newpark Resources Inc.
Pinnacle Systems Inc.
Prime Medical Services Inc.
Reebok International, Ltd.
Watchguard Technologies Inc.

DELETIONS
Centene Corp.
Emcor Group, Inc.
Fair, Isaac & Co., Inc.
Hubco, Inc.
Maxtor Corp.
Meridian Gold
Neoware Systems Inc.
Pioneer Natural Resources Co.
Safenet Inc.
XTO Energy Inc.

QUANTITATIVE EQUITY FUND

ADDITIONS
Computer Sciences Corp.
Constellation Brands Inc.
Fox Entertainment Group Inc. Cl A
Gillette Company
Glaxosmithkline Plc-ADR
McDonald's Corp.
Monsanto Company
Sanmina-SCI Corp.
Standard & Poor's Depositary Receipts
Texas Instruments

DELETIONS
Fannie Mae
Ingersoll Rand Co.
J.C. Penny Co., Inc.
Merck & Co. Inc.
National City Corp.
Pepsico, Inc.
Pharmacia Corporation
St. Jude Medical, Inc.
Washington Mutual, Inc.
Wells Fargo

LARGE CAP GROWTH FUND

ADDITIONS
Anheuser-Busch Companies, Inc.
Coca-Cola Company
Countrywide Financial Corp.
Dell Computer Corp.
General Dynamics Corp.
Gillette Co.
Glaxosmithkline Plc.-ADR
Home Depot, Inc.
Intel Corp.
United Healthcare Corp.

DELETIONS
AmerisourceBergen Corp.
Broadcom Corporation
Forest Laboratories, Inc.
Harley Davidson, Inc.
Linear Technology Corp.
Pharmacia Corp.
Principal Financial Group
The Goldman Sachs Group Inc.
Viacom Inc. Cl B
Walgreen Co.

WEISS, PECK & GREER MUTUAL FUNDS

TEN LARGEST HOLDINGS AT DECEMBER 31, 2003*

                                                       VALUE          PERCENT
TUDOR FUND                                            (000'S)         OF FUND
-------------------------------------------------------------------------------
IDT Corp ..........................................    $ 2,164            3.7%
Reebok International, Ltd. ........................      1,813            3.1%
First Consulting Group ............................      1,658            2.8%
FTI Consulting Inc. ...............................      1,402            2.4%
Prime Medical Services Inc. .......................      1,219            2.1%
Alloy Online, Inc. ................................      1,096            1.9%
Watchguard Technologies Inc. ......................      1,081            1.9%
Newpark Resources Inc. ............................      1,029            1.8%
Del Monte Foods Co. ...............................      1,023            1.8%
Encore Acquisition Company ........................        993            1.7%
                                                       -------        -------
                                                       $13,478           23.2%
                                                       =======        =======
QUANTITATIVE EQUITY FUND
-------------------------------------------------------------------------------
Standard & Poor's
Depositary Receipts ...............................     $  779            4.9%
Pfizer Inc. .......................................        595            3.7%
Microsoft Corp. ...................................        565            3.5%
Citigroup Inc. ....................................        493            3.1%
Exxon Mobil Corp. .................................        469            2.9%
Cisco Systems Inc. ................................        408            2.6%
General Electric Co. ..............................        370            2.3%
International Business Machines ...................        306            1.9%
Wal-Mart Stores Inc. ..............................        295            1.9%
United Technologies Corp. .........................        265            1.7%
                                                       -------        -------
                                                        $4,545           28.5%
                                                       =======        =======


                                                         VALUE         PERCENT
LARGE CAP GROWTH FUND                                   (000'S)        OF FUND
-------------------------------------------------------------------------------
Intel Corp. .......................................    $ 2,776            5.3%
Cisco Systems Inc. ................................      2,181            4.2%
General Electric Co. ..............................      2,008            3.8%
Microsoft Corp. ...................................      1,853            3.5%
Pfizer Inc. .......................................      1,844            3.5%
Coca-Cola Company .................................      1,431            2.7%
Home Depot, Inc. ..................................      1,416            2.7%
Dell Computer Corp ................................      1,311            2.5%
General Dynamics Corp .............................      1,229            2.3%
Anheuser-Busch Companies, Inc. ....................      1,227            2.3%
                                                       -------        -------
                                                       $17,276           32.8%
                                                       =======        =======

WEISS, PECK & GREER MUTUAL FUNDS

                                                                                                                            PERCENT
                                                                                                                 VALUE       OF NET
CORE BOND FUND                                                                                                  (000'S)      ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association Discount Note 1/14/04 ..............................................       $32,402      22.2%
U.S. Treasury Note 2.375% Due 8/15/06 ....................................................................        19,640      13.5%
U.S. Treasury Note 4.250% Due 11/15/13 ...................................................................        10,524       7.2%
Federal National Mortgage Association 6.500% Due 1/1/34** ................................................         9,034       6.2%
Federal National Mortgage Association 5.500% Due 1/1/19** ................................................         7,288       5.0%
UBS Warburg LLC Repurchase Agreement 0.840% Due 1/2/04 ...................................................         7,021       4.8%
Federal National Mortgage Association 6.000% Due 1/1/34** ................................................         6,790       4.7%
Federal National Mortgage Association 5.500% Due 1/1/34** ................................................         6,699       4.6%
Federal National Mortgage Association 4.500% Due 1/1/19** ................................................         6,271       4.3%
Federal National Mortgage Association 4.375% Due 3/15/13 .................................................         4,415       3.0%
                                                                                                                --------   --------
                                                                                                                $110,084      75.5%
                                                                                                                ========   ========
INTERMEDIATE MUNICIPAL BOND FUND

Chicago Illinois O'Hare International Airport Revenue Refunding - 2nd Lien Series C
  (MBIA Insured) 5.75% Due 1/1/09 ........................................................................        $1,145       5.8%
New York State Thruway Authority State Personal Income Tax Revenue Transportation Series A
  (AMBAC Insured ) 5.50% Due 3/15/13 .....................................................................           931       4.8%
Oklahoma County Oklahoma Home Finance Authority Single Family Refunding
  Subordinated Mortgage Revenue Series B 1.75% Due 7/1/12@ ...............................................           891       4.5%
Metropolitan Transportation Authority-New York City Transitional Triborough Bridge & Tunnel
  Authority Series A (AMBAC Insured) 5.63% Due 1/1/12 ....................................................           854       4.4%
Louisiana State Office Facilities Corporate Lease Revenue Capital Complex Program
  (AMBAC Insured) 5.00% Due 5/1/12 .......................................................................           833       4.3%
Rhode Island Housing & Mortgage Finance Corporation Mulitfamily Housing Revenue Series A
  (AMBAC Insured) 5.70% Due 7/1/07 .......................................................................           827       4.2%
New Orleans Louisiana Public Improvement General Obligation
  (FSA Insured) 7.20% Due 11/1/08 ........................................................................           763       3.9%
Mobile Alabama Water & Sewer Commissioners Water & Sewer Revenue 5.25% Due 1/1/13 ........................           753       3.8%
Snohomish County Washington School District No. 006 5.70% Due 12/1/12 ....................................           704       3.6%
Illinois State Sales Tax Revenue 5.50% Due 6/15/09 .......................................................           685       3.5%
                                                                                                                --------   --------
                                                                                                                 $8,386       42.8%
                                                                                                                ========   ========

 * The composition of the largest securities in each portfolio is subject to change.
** Mortgage pass-through securities.
 @ Indicates yield-to-maturity at December 31, 2003.

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2003

 NUMBER                                                                VALUE
OF SHARES       SECURITY                                              (000'S)
---------       --------------------------------------------------   ---------
                                           TUDOR

                COMMON STOCKS (98.3%)
                CAPITAL GOODS (23.5%)
                ADVERTISING (1.0%)

   53,300   # * MDC Corp. Inc. Cl A ..............................   $    605
                                                                     --------
                AEROSPACE/DEFENSE (1.6%)
   13,100     * Alliant Techsystems Inc. .........................        756
    8,300     * Herley Microwave Systems, Inc. ...................        172
                                                                     --------
                                                                          928
                                                                     --------
                BIOTECHNOLOGY (2.3%)
   13,700       Cambrex Corp. ....................................        346
  165,800   # * Durect Corporation ...............................        428
    7,100     * Edwards Lifesciences Corp. .......................        214
   15,000     * Embrex Corp. .....................................        206
   22,800     * Pain Therapeutics, Inc. ..........................        158
                                                                     --------
                                                                        1,352
                                                                     --------
                COMMUNICATION (5.3%)
   27,100     * Boston Communications
                  Group, Inc. ....................................        252
   97,700     * IDT Corp. ........................................      2,164
    1,000     * Regent Communications Inc. .......................          6
   43,900     * Sinclair Broadcasting Group Inc. .................        655
                                                                     --------
                                                                        3,077
                                                                     --------
                COMPUTER SOFTWARE
                & SERVICES (4.1%)
   15,300     * Cyberguard Corp. .................................        133
   31,400     * Network Associated Inc. ..........................        472
   13,100     * Open Solutions. Inc. .............................        230
   68,100     * Tibco Software Inc. ..............................        461
  185,676     * Watchguard Technologies Inc. .....................      1,081
                                                                     --------
                                                                        2,377
                                                                     --------
                ELECTRONICS (1.0%)
   12,200     * Celestica Inc. ...................................        184
   28,300     * Graftech International Ltd. ......................        382
                                                                     --------
                                                                          566
                                                                     --------
                INTERNET CONTENT (2.8%)
  210,300     * Alloy Online, Inc. ...............................      1,096
   95,600     * Centillium Communication Inc. ....................        538
                                                                     --------
                                                                        1,634
                                                                     --------
                SEMICONDUCTORS (2.5%)
   51,218     * Digi International, Inc. .........................        492
  115,300     * Pinnacle Systems Inc. ............................        984
                                                                     --------
                                                                        1,476
                                                                     --------


NUMBER                                                                  VALUE
OF SHARES       SECURITY                                               (000'S)
---------       --------------------------------------------------   -----------
                                    TUDOR (CONTINUED)

                TECHNOLOGY (2.9%)
   29,300     * Computer Network
                 Technology Corp. ................................   $    280
   23,263     * Digitas Inc. .....................................        217
   97,700     * I2 Technologies, Inc. ............................        159
   34,700     * Input/Output, Inc. ...............................        156
   63,800     * Mead Instruments Corp. ...........................        220
   16,300     * Synnex Corp. .....................................        224
   82,300     * Zilog Inc. .......................................        428
                                                                     --------
                                                                        1,684
                                                                     --------
                                                                       13,699
                                                                     --------
                CONSUMER (32.9%)
                BASIC MATERIALS (3.8%)
   69,800     * Hercules Inc. ....................................        852
   43,400       NN Inc. ..........................................        546
   27,000       Schweitzer Manduit
                 International, Inc. .............................        804
                                                                     --------
                                                                        2,202
                                                                     --------

                BUSINESS SERVICES (7.9%)
    4,300       Advanced Marketing Services ......................         49
    9,400       Charles River Laboratories .......................        323
   11,400     * Cornell Companies Inc. ...........................        156
  294,500     * First Consulting Group ...........................      1,658
   60,000     * FTI Consulting Inc. ..............................      1,402
   14,200     * Marlin Business Services Inc. ....................        247
   37,000     * Providence Service Corp. .........................        599
   15,800     * Remedytemp Inc. ..................................        172
                                                                     --------
                                                                        4,606
                                                                     --------

                CONSUMER CYCLICALS (3.6%)
   37,400       Ashworth Inc. ....................................        302
   46,100       Reebok International, Ltd. .......................      1,813
                                                                     --------
                                                                        2,115
                                                                     --------

                CONSUMER NON-CYCLICALS (1.6%)
    9,800       Bunge Limited ....................................        323
   35,200       Tupperware Corp. .................................        610
                                                                     --------
                                                                          933
                                                                     --------

                CONSUMER SERVICES (3.6%)
   20,000   # * Clean Harbors, Inc. ..............................        178
   95,400     * Integrated Alarm Services ........................        811
   31,000     * Kroll Inc. .......................................        806
   30,000     * Princeton Review .................................        293
                                                                     --------
                                                                        2,088
                                                                     --------

                FOOD (2.8%)
   13,700     * Chiquita Brands International ....................        309
   98,400     * Del Monte Foods Co. ..............................      1,023
   17,800     * International Multifoods Corp. ...................        320
                                                                     --------
                                                                        1,652
                                                                     --------



                       See notes to financial statements

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2003

NUMBER                                                                   VALUE
OF SHARES       SECURITY                                                (000'S)
---------       --------------------------------------------------   -----------
                                 TUDOR (CONTINUED)

                HEALTH CARE SERVICES (7.3%)
   15,000     * Apria Healthcare Group, Inc. .....................   $    428
   48,400     * Cantel Industries ................................        784
   13,400   # * ICU Medical Inc. .................................        459
   82,600     * MIM Corp. ........................................        581
   27,900     * Option Care Inc. .................................        298
   58,400     * Orthodontic Centers
                 of America, Inc. ................................        470
  259,845     * Prime Medical Services Inc. ......................      1,219
                                                                     --------
                                                                        4,239
                                                                     --------
                MEDICAL BIOTECHNOLOGY (1.6%)
   34,500     * NBTY Inc. ........................................        927
                                                                     --------

                RETAIL (0.7%)
   14,500     * AT Cross Co. .....................................         97
  126,600     * HEARx Ltd. .......................................        285
                                                                     --------
                                                                          382
                                                                     --------
                                                                       19,144
                                                                     --------
                ENERGY (12.7%)
                ELECTRIC UTILITIES (1.5%)
   15,900       Great Plains Energy Inc. .........................        506
    7,300       Hawaiian Electric Industries .....................        346
                                                                     --------
                                                                          852
                                                                     --------
                NATURAL GAS UTILITIES (2.5%)
   13,100       New Jersey Resources Corp. .......................        504
   33,600     * Southern Union Co. ...............................        618
   13,800       Vectren Corporation ..............................        340
                                                                     --------
                                                                        1,462
                                                                     --------
                OIL & GAS EXPLORATION (5.6%)
   10,700     * Denbury Resources Inc. ...........................        149
   40,300     * Encore Acquisition Company .......................        993
   24,800     * Energy Partners, Ltd. ............................        345
  171,000     * Grey Wolf Inc. ...................................        640
   31,100     * Magnum Hunter Resources Inc. .....................        296
   14,600     * Plains Exploration & Production ..................        225
   32,300     * Whiting Petroleum Corp. ..........................        594
                                                                     --------
                                                                        3,242
                                                                     --------
                OIL FIELD SERVICES (3.1%)
   66,800     * McDermott International Inc. .....................        798
  214,800     * Newpark Resources Inc. ...........................      1,029
                                                                     --------
                                                                        1,827
                                                                     --------
                                                                        7,383
                                                                     --------


NUMBER                                                                   VALUE
OF SHARES       SECURITY                                                (000'S)
---------       --------------------------------------------------   -----------
                                  TUDOR (CONTINUED)

                INTERMEDIATE GOODS & SERVICES (6.6%)
                GOLD & SILVER (0.4%)
   19,900       Agnico Eagle Mines Limited .......................   $    240
                                                                     --------

                TRANSPORTATION (6.2%)
   26,800     * Air Methods Corp. ................................        241
   62,900     * Air Methods Corp. 144A ...........................        480
   32,200     * Celadon Group ....................................        457
    8,000     * Central Freight Lines ............................        142
   74,400     * OMI Corp. ........................................        664
   14,800     * Quality Distribution, Inc. .......................        289
  157,600     * Stonepath Group 144A .............................        338
   13,100       Teekay Shipping Marshall Island ..................        747
   15,900       Wabtec ...........................................        271
                                                                     --------
                                                                        3,629
                                                                     --------
                                                                        3,869
                                                                     --------
                INTEREST SENSITIVE (22.6%)
                BANKS (9.4%)
   54,662       Bank Mutual Corp .................................        623
   22,600     * BankUnited Financial Corp ........................        583
   55,000       Brookline Bancorp, Inc. ..........................        844
   18,750     * Commercial Capital Bancorp .......................        401
   17,100       First Financial Bankshare Inc ....................        713
    8,400       Greenpoint Financial Corp ........................        297
   35,600       Jefferson Bancshares Inc. ........................        491
   24,800       National Commerce
                 Financial Corp. .................................        676
   22,000       PFF Bancorp Inc ..................................        798
    2,300       South Financial Group Inc. .......................         64
                                                                     --------
                                                                        5,490
                                                                     --------
                FINANCE (0.7%)
   18,900       Gladstone Capital Corp. ..........................        422
                                                                     --------
                INSURANCE (6.0%)
    2,200     * Alleghany Corp. ..................................        490
   16,100     * American Safety Insurance
                 Group, Ltd. .....................................        211
    8,800       Fidelity National Financial, Inc. ................        341
   10,800       First American Corporation .......................        322
   96,200     * Meadowbrook Insurance
                 Group, Inc ......................................        407
   49,600     * NCRIC Group, Inc .................................        528
   28,200       Nymagic, Inc. ....................................        773
   18,600       Scottish Re Group Ltd ............................        387
                                                                     --------
                                                                        3,459
                                                                     --------

                       See notes to financial statements

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2003
NUMBER                                                                  VALUE
OF SHARES       SECURITY                                               (000'S)
---------       --------------------------------------------------   -----------
                               TUDOR (CONTINUED)

                REAL ESTATE (6.5%)
    9,900       BRE Properties Inc. Cl A .........................   $    331
   24,292       Catellus Development Corp. .......................        586
    9,200       Colonial Properties ..............................        364
   16,200       Federal Realty Investment Trust ..................        622
   23,800       Great Lakes REIT Inc .............................        374
   14,100       I-Star Financial .................................        548
   24,300       Newcastle Investment Corp. .......................        658
   26,300     * Sunterra Corporation .............................        292
                                                                     --------
                                                                        3,775
                                                                     --------
                                                                       13,146
                                                                     --------
                TOTAL COMMON STOCK
                (Cost $50,859) ...................................     57,241
                                                                     --------
                PUT OPTIONS (0.0%)
                (Cost $168)
 NUMBER
   OF
CONTRACTS
---------
       32     * Russell 2000 Value Jan 750 .......................          4
       18     * Russell 2000 Value Jan 760 .......................          9
       20     * Russell 2000 Value Jan 770 .......................          7
                                                                     --------
                                                                           20
                                                                     --------
PRINCIPAL
 AMOUNT
 (000'S)
---------
                REPURCHASE AGREEMENT (1.7%)
                (Cost $1,009)
   $1,009       UBS Warburg LLC 0.840%
                due 1/2/04 with proceeds
                at maturity of $1,009
                (collateralized by $892
                United States Treasury
                Bond 6.125% Due 8/15/29
                with value of $1,033) ............................      1,009
                                                                     --------
                TOTAL INVESTMENTS (100.0%)
                (Cost $52,036) ...................................     58,270

                OTHER ASSETS IN EXCESS
                OF LIABILITIES (0.0%) ............................         12
                                                                     --------

                TOTAL NET ASSETS (100.0%) ........................   $ 58,282
                                                                     ========


* Non-income producing securities.
# Portion of security out on loan (See Note 3).

NUMBER                                                                   VALUE
OF SHARES       SECURITY                                                (000'S)
---------       --------------------------------------------------   -----------

                LARGE CAP GROWTH

                COMMON STOCKS (99.1%)
                AEROSPACE/DEFENSE (2.3%)
   13,600       General Dynamics Corp. ...........................     $1,229
                                                                     --------
                BANKING/FINANCIAL (3.1%)
    4,800       Doral Financial Corp. ............................        155
    6,300       Golden West Financial Corp. ......................        650
    7,800       MBNA Corp. .......................................        194
    9,800       North Fork Bancorporation ........................        397
    7,100       Southtrust Corp. .................................        232
                                                                     --------
                                                                        1,628
                                                                     --------
                BASIC INDUSTRIES (1.1%)
   19,700       Monsanto Company .................................        567
                                                                     --------
                BROADCASTING/ADVERTISING (3.5%)
    9,700       Clear Channel Communications .....................        454
   26,900       The Walt Disney Co. ..............................        628
   18,900     * Univision Communications Inc. ....................        750
                                                                     --------
                                                                        1,832
                                                                     --------
                BUSINESS SERVICES (1.1%)
   17,300     * Accenture Ltd. ...................................        455
    2,200     * Getty Images Inc. ................................        110
                                                                     --------
                                                                          565
                                                                     --------
                CAPITAL GOODS (0.5%)
    3,700       Deere & Co. ......................................        241
                                                                     --------

                CONSUMER CYCLICALS (7.6%)
   29,800       Carnival Corp. ...................................      1,184
   14,200     * Coach Inc. .......................................        536
   39,900       Home Depot, Inc. .................................      1,416
   16,300       Wal-Mart Stores, Inc. ............................        865
                                                                     --------
                                                                        4,001
                                                                     --------
                CONSUMER NON-CYCLICALS (8.0%)
    3,800       Altria Group Inc. ................................        207
   23,300       Anheuser-Busch Companies, Inc. ...................      1,227
    2,400       Avon Products, Inc. ..............................        162
   28,200       Coca-Cola Company ................................      1,431
   27,200       Gillette Co. .....................................        999
    1,900       Procter & Gamble Co. .............................        190
                                                                     --------
                                                                        4,216
                                                                     --------
                ELECTRONICS (1.7%)
   69,800     * Sanmina-SCI Corp. ................................        880
                                                                     --------

                ELECTRONICS-SEMICONDUCTORS (8.2%)
    1,900       Analog Devices, Inc. .............................         87
    6,000     * Applied Materials, Inc. ..........................        135
   86,200       Intel Corp. ......................................      2,776
    8,800     * KLA-Tencor Corp. .................................        516
   12,500       Maxim Integrated Products ........................        622
    5,900       Texas Instruments, Inc. ..........................        173
                                                                     --------
                                                                        4,309
                                                                     --------


                       See notes to financial statements

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2003

NUMBER                                                                   VALUE
OF SHARES       SECURITY                                                (000'S)
---------       --------------------------------------------------   -----------
LARGE CAP GROWTH (CONTINUED)

                ENERGY (1.2%)
   11,100       Schlumberger Ltd. ................................       $607
                                                                     --------
                FINANCE (6.8%)
    6,400       American International
                 Group Inc. ......................................        424
    9,700       Capital One Financial Corp. ......................        595
   11,300       Citigroup Inc. ...................................        548
   13,433       Countrywide Financial Corp. ......................      1,019
   11,200       Fannie Mae .......................................        841
    1,500       Lehman Brothers Holdings, Inc. ...................        116
                                                                     --------
                                                                        3,543
                                                                     --------
                FOOD (1.7%)
   29,300       McDonald's Corp. .................................        727
    4,500     * Yum! Brands Inc. .................................        155
                                                                     --------
                                                                          882
                                                                     --------
                HEALTH CARE (20.5%)
    2,700       Abbott Laboratories ..............................        126
   23,500     * Boston Scientific Corp. ..........................        864
    6,300     * Coventry Corporation .............................        406
    4,300       Eli Lilly & Co. ..................................        302
    8,400     * Genentech, Inc. ..................................        786
    7,200     * Gilead Sciences Inc. .............................        419
   20,600       Glaxosmithkline Plc-ADR ..........................        960
   12,300       Guidant Corp. ....................................        741
   16,700       Johnson & Johnson ................................        863
    1,900       Medtronic Inc. ...................................         92
   52,200       Pfizer Inc. ......................................      1,844
    7,600     * Pharmaceutical Resources Inc. ....................        495
   19,600     * Watson Pharmaceuticals ...........................        902
    6,000     * Wellpoint Health Network .........................        582
    5,500       Wyeth ............................................        234
   16,000     * Zimmer Holdings, Inc. ............................      1,126
                                                                     --------
                                                                       10,742
                                                                     --------
                HOMEBUILDING (0.0%)
      200       Pulte Homes Inc. .................................         19
                                                                     --------

                INDUSTRIAL (3.8%)
   64,800       General Electric Co. .............................      2,008
                                                                     --------
                INSURANCE (1.0%)
    1,800       AFLAC, Inc. ......................................         65
    3,800       Everest Re Group Ltd. ............................        322
    1,800       Progressive Corp. ................................        150
                                                                     --------
                                                                          537
                                                                     --------
                MEDICAL PRODUCTS (3.6%)
   12,200     * Amgen, Inc. ......................................        754
   19,100       United Healthcare Corp. ..........................      1,111
                                                                     --------
                                                                        1,865
                                                                     --------


 NUMBER                                                                  VALUE
OF SHARES       SECURITY                                                (000'S)
---------       --------------------------------------------------   -----------

LARGE CAP GROWTH (CONTINUED)

                RETAIL (3.2%)
    8,400       Best Buy Co., Inc. ...............................       $439
   21,600     * Gap, Inc. ........................................        501
   30,200     * Saks Inc. ........................................        454
    9,300       Supervalu ........................................        266
                                                                     --------
                                                                        1,660
                                                                     --------
                TECHNOLOGY (18.8%)
   37,400     * BMC Software, Inc. ...............................        698
   89,800     * Cisco Systems Inc. ...............................      2,181
   38,600     * Dell Computer Corp ...............................      1,311
   54,500     * EMC Corp. ........................................        704
    6,100       First Data Corp. .................................        251
   20,200       IMS Health Inc. ..................................        502
    9,100       International Business
                  Machines Corp. .................................        843
      700     * Mercury Interactive Corp. ........................         34
   67,300       Microsoft Corp. ..................................      1,853
   60,300     * Oracle Corp. .....................................        796
    8,500     * Symantec Corp. ...................................        295
    7,700     * Yahoo! Inc. ......................................        348
                                                                     --------
                                                                        9,816
                                                                     --------
                TELECOMMUNICATIONS (0.6%)
   11,200     * Nextel Communications ............................        314
                                                                     --------

                TRANSPORTATION (0.8%)
    2,700       FDX Corp. ........................................        182
    7,400       Ryder Systems, Inc. ..............................        253
                                                                     --------
                                                                          435
                                                                     --------
                TOTAL COMMON STOCK
                (Cost $43,770) ...................................     51,896
                                                                     --------


PRINCIPAL
 AMOUNT
(000'S)
---------
                EURODOLLAR DEPOSIT (2.2%)
                 (Cost $1,128)
   $1,128       Societe Generale
                 0.775% Due 1/2/04 ...............................      1,128
                                                                     --------

                TOTAL INVESTMENTS (101.3%)
                 (Cost $44,898) ..................................     53,024

                LIABILITIES IN EXCESS OF
                 OTHER ASSETS (-1.3%) ............................       (669)
                                                                     --------

                TOTAL NET ASSETS (100.0%) ........................    $52,355
                                                                     ========
* Non-income producing security.


                       See notes to financial statements

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2003

 NUMBER                                                                  VALUE
OF SHARES       SECURITY                                                (000'S)
---------       --------------------------------------------------   -----------

                QUANTITATIVE EQUITY

                COMMON STOCKS (98.9%)
                BANKING/FINANCIAL (5.2%)
    1,250       Bank of America Corp. ............................       $101
    3,300       Banc One Corp. ...................................        150
    7,900       MBNA Corp. .......................................        196
    6,750       US Bancorp. ......................................        201
    1,100       Unionbancal Corp. ................................         63
    2,400       Wachovia Corp. ...................................        112
                                                                     --------
                                                                          823
                                                                     --------

                BASIC INDUSTRIES (3.0%)
    2,150       Alcan Inc. .......................................        101
    1,900       Georgia Pacific Corp. ............................         58
    8,100       Monsanto Company .................................        233
    3,500     * Pactiv Corporation ...............................         84
                                                                     --------
                                                                          476
                                                                     --------
                BROADCAST (1.1%)
    6,000     * Fox Entertainment
                Group Inc. Cl A ..................................        175
                                                                     --------

                BUSINESS SERVICES (0.7%)
    4,000     * Accenture Ltd. Cl A ..............................        105
                                                                     --------

                CAPITAL GOODS (1.0%)
    2,500       Deere & Co .......................................        163
                                                                     --------

                CONGLOMERATE (0.4%)
      700       3M Company .......................................         60
                                                                     --------
                CONSUMER CYCLICALS (7.5%)
    2,500       Black & Decker Corp. .............................        123
    2,900       Carnival Corp. ...................................        115
    5,800       Ford Motor Co. ...................................         93
    2,100       General Motors Corp. .............................        112
    5,700       Home Depot, Inc ..................................        202
    3,700       Mattel, Inc. .....................................         71
    9,900     * Time Warner Inc ..................................        178
    5,550       Wal-Mart Stores Inc. .............................        295
                                                                     --------
                                                                        1,189
                                                                     --------
                CONSUMER NON-CYCLICALS (6.7%)
    3,175       Altria Group Inc .................................        173
    3,900       Coca-Cola Company ................................        198
    6,700       Coca-Cola Enterprises ............................        146
    4,900     * Constellation Brands Inc. ........................        161
    6,400       Gillette Company .................................        235
    1,550       Procter & Gamble Co ..............................        155
                                                                     --------
                                                                        1,068
                                                                     --------
                CONSUMER SERVICES (0.5%)
    2,000       Republic Services Inc. Cl-A ......................         51
      800       Viacom Inc. ......................................         36
                                                                     --------
                                                                           87
                                                                     --------

NUMBER                                                                  VALUE
OF SHARES       SECURITY                                               (000'S)
---------       --------------------------------------------------   -----------
QUANTITATIVE EQUITY (CONTINUED)

                ELECTRIC SERVICES (0.8%)
    2,000       Exelon Corp. .....................................       $133
                                                                     --------
                ELECTRONICS (2.1%)
    4,000     * Arrow Electronics, Inc. ..........................         92
    1,300     * L-3 Communications
                 Holdings Inc. ...................................         67
   13,800     * Sanmina-SCI Corp .................................        174
                                                                     --------
                                                                          333
                                                                     --------
                ELECTRONICS-SEMICONDUCTORS (2.8%)
    7,000       Intel Corp. ......................................        225
    7,300       Texas Instruments, Inc. ..........................        215
                                                                     --------
                                                                          440
                                                                     --------
                ENERGY (4.7%)
   11,450       Exxon Mobil Corp. ................................        469
    2,400       Occidental Petroleum Corp. .......................        101
    2,550       PPL Corp. ........................................        112
    1,300       Valero Energy Corp. ..............................         60
                                                                     --------
                                                                          742
                                                                     --------
                ENTERTAINMENT (0.6%)
    9,200     * Park Place Entertainment Corp. ...................        100
                                                                     --------
                FINANCE (11.2%)
    2,050       American International
                 Group Inc. ......................................        136
    1,600       Capital One Financial Corp. ......................         98
    1,700       CIT Group Inc. ...................................         61
   10,150       Citigroup Inc. ...................................        493
    2,133       Countrywide Financial
                 Corporation .....................................        162
    1,000       Freddie Mac ......................................         58
    1,000       Golden West Financial Corp. ......................        103
    7,200       J P Morgan Chase & Co. ...........................        264
    1,600       Lehman Brothers Holdings Inc. ....................        124
    3,200       Merrill Lynch & Co., Inc. ........................        188
    1,700       Morgan Stanley ...................................         98
                                                                     --------
                                                                        1,785
                                                                     --------
                FOOD (1.9%)
    7,100       McDonald's Corp. .................................        176
    5,500       Sara Lee Corp ....................................        120
                                                                     --------
                                                                          296
                                                                     --------
                HEALTH CARE (9.2%)
    4,800       Glaxosmithkline Plc-ADR ..........................        224
    1,900     * Invitrogen Corp. .................................        133
    3,850       Johnson & Johnson ................................        199
   16,850       Pfizer Inc. ......................................        595
    1,500     * Pharmaceutical Resources Inc. ....................         98
    1,600     * Watson Pharmaceuticals Inc. ......................         73
    1,400     * Wellpoint Health Networks ........................        136
                                                                     --------
                                                                        1,458
                                                                     --------


                       See notes to financial statements.

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2003

NUMBER                                                                   VALUE
OF SHARES       SECURITY                                                (000'S)
---------       --------------------------------------------------   -----------

QUANTITATIVE EQUITY (CONTINUED)

                HOME BUILDING (0.7%)
    1,200       Pulte Homes, Inc. ................................       $112
                                                                     --------
                INDUSTRIAL (2.3%)
   11,950       General Electric Co ..............................        370
                                                                     --------
                INSURANCE (3.7%)
    2,200       Allstate Corp. ...................................         95
      500       Chubb Corp. ......................................         34
    2,500       Everest Reinsurance ..............................        212
    5,175       Old Republic International Corp. .................        131
    2,600       Torchmark Corp. ..................................        118
                                                                     --------
                                                                          590
                                                                     --------
                MEDICAL PRODUCTS (3.2%)
    1,300     * Amgen, Inc. ......................................         80
    3,000       Beckman Instruments, Inc. ........................        152
    3,325       Becton Dickinson & Co. ...........................        137
    2,300       United Healthcare Corp. ..........................        134
                                                                     --------
                                                                          503
                                                                     --------
                OIL & GAS (1.6%)
    1,100       Anadarko Petroleum Corp. .........................         56
    1,400       Chevron Corporation ..............................        121
    1,200       ConocoPhillips ...................................         79
                                                                     --------
                                                                          256
                                                                     --------
                RETAIL (3.3%)
    6,600     * Autonation Inc. ..................................        121
    2,400       Federated Department .............................
                 Stores, Inc. ....................................        113
    4,500       Gap, Inc. ........................................        105
    3,200       May Department Stores Co. ........................         93
    2,900       Sherwin Williams Co. .............................        101
                                                                     --------
                                                                          533
                                                                     --------
                TECHNOLOGY (14.1%)
   16,800     * Cisco Systems Inc. ...............................        408
    3,650     * Computer Sciences Corp. ..........................        162
    1,600     * Dell Inc. ........................................         54
      500       Diebold Inc. .....................................         27
    4,850       Hewlett Packard Co. ..............................        111
    3,300       International Business Machines ..................        306
   20,500       Microsoft Corp. ..................................        565
    6,300       Motorola, Inc. ...................................         89
    2,800     * National Semiconductor ...........................        110
    1,800       SAP AG - ADR .....................................         75
    1,700       Seagate Technology Holdings ......................         32
    2,800       United Technologies Corp. ........................        265
      900     * Yahoo! Inc. ......................................         41
                                                                     --------
                                                                        2,245
                                                                     --------


 NUMBER                                                                  VALUE
OF SHARES       SECURITY                                                (000'S)
---------       --------------------------------------------------   -----------

QUANTITATIVE EQUITY (CONTINUED)

                TELECOMMUNICATIONS (2.4%)
    2,800       Bellsouth Corp. ..................................        $79
    5,200     * Nextel Communications Inc. .......................        146
   10,000       Sprint Corp. .....................................        164
                                                                     --------
                                                                          389
                                                                     --------
                TRANSPORTATION (1.5%)
    3,200       Norfolk Southern Corp. ...........................         76
    2,300       United Parcel Service-Cl B .......................        171
                                                                     --------
                                                                          247
                                                                     --------
                UTILITIES (0.9%)
    2,550       Entergy Corp. ....................................        146
                                                                     --------

                WIRELESS COMMUNICATIONS (0.9%)
    3,950       Verizon Communications ...........................        139
                                                                     --------

                DEPOSITARY RECEIPTS (4.9%)
    7,000       Standard & Poor's
                 Depositary Receipts .............................        779
                                                                     --------

                TOTAL INVESTMENTS (98.9%)
                (Cost $12,708) ...................................     15,742

                OTHER ASSETS IN EXCESS
                OF LIABILITIES (1.1%) ............................        181
                                                                     --------

                TOTAL NET ASSETS (100.0%) ........................    $15,923
                                                                     ========
* Non-income producing securities.


                       See notes to financial statements

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2003

PRINCIPAL
AMOUNT                                                                   VALUE
(000'S)         SECURITY                                                (000'S)
---------       --------------------------------------------------   -----------

                CORE BOND

                LONG-TERM SECURITIES
                ASSET BACKED SECURITIES (3.9%)
                CREDIT CARDS (3.6%)
     $300       Bank One Issuance Trust
                  Series 2002-A4 Class A4
                  2.940% Due 6/16/08 .............................       $304
      750       Citibank Credit Card Issuance Trust
                  Series 2003-A3 Class A3
                  3.100% Due 3/10/10 .............................        742
    1,000       Citibank Credit Card Issuance Trust
                  Series 2003-A6 Class A6
                  2.900% Due 5/17/10 .............................        977
    1,000       Citibank Credit Card Issuance Trust
                  Series 2003-A7 Class A7
                  4.150% Due 7/7/17 ..............................        931
      500       Fleet Credit Card Master Trust II
                  Series 2002-C Class A
                  2.750% Due 4/15/08 .............................        506
      620       MBNA Master Credit Card Trust
                  Series 2000-I Class A
                  6.900% Due 1/15/08 .............................        669
    1,100       MBNA Master Credit Card Trust
                  Series 1995-C Class A
                  6.450% Due 2/15/08 .............................      1,173
                                                                     --------
                                                                        5,302
                                                                     --------
                FINANCE (0.3%)
      500       BMW Vehicle Owner Trust
                  Series 2003-A Class A4
                  2.530% Due 2/25/08 .............................        500
                                                                     --------
                TOTAL ASSET BACKED SECURITIES
                  (Cost $5,884) ..................................      5,802
                                                                     --------
                CORPORATE DEBENTURES (19.1%)
                BANKING (3.5%)
      600       ANZ Banking Group
                  5.375% Due 12/29/49 (B)(D) .....................        600
      400       BB&T Corp.
                  5.200% Due 12/23/15 ............................        397
      400       Bank of America Corp.
                  5.250% Due 12/1/15 .............................        399
      450       Citigroup Inc.
                  4.875% Due 5/7/15 ..............................        440
      600       HBOS Treasury Services PLC
                  6.000% Due 11/1/33 (B) .........................        597
      825       HSBC Capital Funding
                  4.610% Due 6/27/13 (B)(D) ......................        775
      425       Huntington National Bank
                  4.900% Due 1/15/14 .............................        419
      465       JP Morgan Chase
                  7.000% Due 11/15/09 ............................        527
      575       JP Morgan Chase
                  4.500% Due 11/15/10 ............................        578

PRINCIPAL
 AMOUNT                                                                  VALUE
(000'S)         SECURITY                                                (000'S)
---------       --------------------------------------------------   -----------

                CORE BOND (CONTINUED)

     $350       Unionbancal Corp.
                5.250% Due 12/16/13                                      $354
                                                                     --------
                                                                        5,086
                                                                     --------
                BASIC INDUSTRIES (0.1%)
      150       Weyerhaeuser Co.
                  7.375% Due 3/15/32                                      163
                                                                     --------

                BROADCAST MEDIA & CABLE (1.2%)
      475         Cox Communication
                  5.500% Due 10/1/15                                      477
      275       Liberty Media
                  8.500% Due 7/15/29                                      333
      450       TCI Communications Inc.
                  8.750% Due 8/1/15                                       569
      350       Time Warner
                  7.700% Due 5/1/32                                       408
                                                                     --------
                                                                        1,787
                                                                     --------
                BROKERAGE (0.7%)
      950       Merrill Lynch Co.
                  3.700% Due 4/21/08                                      956
                                                                     --------
               CAPITAL GOODS (2.2%)
    1,465         Hutchison Whampoa
                7.450% Due 11/24/33                                     1,527
    1,600         RPM International
                6.250% Due 12/15/13                                     1,615
                                                                     --------
                                                                        3,142
                                                                     --------
                COMMUNICATIONS (1.8%)
      200         AT&T Corp.
                8.750% Due 11/15/31 (E)                                   234
      100         AT&T Wireless
                8.750% Due 3/1/31                                         123
      350       Deutsche Telekom
                International Financing
                  8.750% Due 6/15/30 (E)                                  447
      250       France Telecom
                  10.000% Due 3/1/31 (E)                                  332
      200       Sprint Capital Corp.
                  6.375% Due 5/1/09                                       214
      585       Sprint Capital Corp.
                  8.750% Due 3/15/32                                      691
      500       Verizon Global
                  7.75% Due 12/01/30                                      587
                                                                     --------
                                                                        2,628
                                                                     --------
                CONSUMER CYCLICALS (1.9%)
      475       AutoZone Inc.
                  5.500% Due 11/15/15                                     468
      480       DaimlerChrysler NA Holding
                  7.200% Due 9/1/09                                       536




                       See notes to financial statements

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2003

PRINCIPAL
 AMOUNT                                                                  VALUE
(000'S)         SECURITY                                                (000'S)
---------       --------------------------------------------------   -----------

                CORE BOND (CONTINUED)

     $535       Ford Motor Co.
                  6.625% Due 10/1/28 .............................       $492
      605       Ford Motor Co.
                  6.375% Due 2/1/29 ..............................        540
      185       General Motors Corp.
                  7.125% Due 7/15/13 .............................        204
      425       General Motors Corp.
                  8.375% Due 7/15/33 .............................        492
                                                                     --------
                                                                        2,732
                                                                     --------
                ELECTRIC UTILITIES (0.5%)
      650       Tenaga Nasional
                  7.500% Due 11/1/25 (B) .........................        706
                                                                     --------
                ENERGY (0.8%)
      825       Pemex Project
                  7.375% Due 12/15/14 (B) ........................        878
      270       Petronas Capital
                  7.625% Due 10/15/26 (B) ........................        312
                                                                     --------
                                                                        1,190
                                                                     --------
                FINANCE (3.7%)
      300       Associates Corp.
                  6.250% Due 11/1/08 .............................        333
      455       Cadbury Schweppes
                US Finance LLC
                  3.875% Due 10/1/08 (B) .........................        452
      550       General Electric Capital Corp.
                  6.000% Due 06/15/12 ............................        597
      305       GMAC
                  7.250% Due 3/2/11 ..............................        335
    1,000       Household Finance
                  4.125% Due 12/15/08 ............................      1,010
    1,020       Household Finance
                  4.750% Due 7/15/13 .............................        992
    1,150       International Lease Finance
                  4.550% Due 10/15/09 ............................      1,162
      200       PHH Corp.
                  7.125% Due 3/1/13 ..............................        224
      300       RBS Capital Trust I
                  6.425% Due 1/3/34 (D) ..........................        303
                                                                     --------
                                                                        5,408
                                                                     --------
                INSURANCE (2.7%)
    1,200       ASIF Global Finance XXIII
                  3.900% Due 10/22/08 (B) ........................      1,205
      710       AXA Financial
                  8.600% Due 12/15/30 ............................        895
      850       One America Financial Partners
                  7.000% Due 10/15/33 (B) ........................        851
    1,000       Pacific Life Funding LLC
                  6.600% Due 09/15/33 (B) ........................      1,056
                                                                     --------
                                                                        4,007
                                                                     --------


PRINCIPAL
 AMOUNT                                                                   VALUE
 (000'S)        SECURITY                                                 (000'S)
---------       --------------------------------------------------   -----------

                CORE BOND (CONTINUED)

                TOTAL CORPORATE DEBENTURES
                (Cost $27,002) ...................................    $27,805
                                                                     --------
                U. S. GOVERNMENT OBLIGATIONS (25.4%)
                U. S. TREASURY BONDS (0.8%)
     $950         6.250% Due 5/15/30 .............................      1,096
                                                                     --------
                U. S. TREASURY NOTES (24.6%)
      885         1.625% Due 10/15/05 ............................        884
   19,535       # 2.375% Due 8/15/06 .............................     19,640
    2,875       # 2.625% Due 11/15/06 ............................      2,900
      250          3.250% Due 8/15/07 ............................        255
    1,690       # 4.250% Due 8/15/13 .............................      1,692
   10,535       # 4.250% Due 11/15/13 ............................     10,524
                                                                     --------
                                                                       35,895
                                                                     --------
                TOTAL U. S. GOVERNMENT OBLIGATIONS
                  (Cost $36,839) .................................     36,991
                                                                     --------

                MORTGAGE PASS THROUGH
                  SECURITIES (36.8%)
                COMMERCIAL
                  MORTGAGE-BACKED ASSETS (2.6%)
      325       Commercial Mortgage Asset Trust
                  Series1999-C2 A2
                  7.550% Due 11/17/32 ............................        379
      660       First Union - Bank of America
                  Series 2001-C1 Class A2
                  6.136% Due 3/15/33 .............................        724
      655       First Union - Lehman Brothers
                  - Bank of America
                  Series 1998-C2 A2
                  6.560% Due 11/18/35 ............................        731
    1,240       GE Capital Commercial
                Mortgage Corporation
                  Series 2002-1A Class A3
                  6.269% Due 12/10/35 ............................      1,370
      490       Mortgage Capital Funding Inc.
                Series 1998-MC3 Class A2
                  6.340% Due 11/18/31 ............................        541
                                                                     --------
                                                                        3,745
                                                                     --------
                FEDERAL NATIONAL MORTGAGE
                ASSOCIATION (26.6%)
      185       9.000% Due 11/1/10 ...............................        200
      999       6.500% Due 12/1/14 ...............................      1,059
    6,265       4.500% Due 1/1/19 (C) ............................      6,271
    7,035       5.500% Due 1/1/19 (C) ............................      7,288
    3,825       6.000% Due 1/1/19 (C) ............................      4,010
      289       7.500% Due 2/1/31 ................................        309



                       See notes to financial statements

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2003

PRINCIPAL
AMOUNT                                                                   VALUE
(000'S)         SECURITY                                                (000'S)
---------       --------------------------------------------------   -----------

                CORE BOND (CONTINUED)
   $3,920       5.000% Due 1/1/34 (C) ............................     $3,878
    6,570       6.000% Due 1/1/34 (C) ............................      6,790
    8,640       6.500% Due 1/1/34 (C) ............................      9,034
                                                                     --------
                                                                       38,839
                                                                     --------
                GOVERNMENT NATIONAL
                MORTGAGE ASSOCIATION (7.6%)
      315       7.500% Due 9/15/07 ...............................        338
      695       8.000% Due 9/15/17-12/15/17 ......................        756
    1,682       6.500% Due 2/15/24-10/15/24 ......................      1,773
    6,590       5.500% Due 1/1/34 (C) ............................      6,699
    1,485       6.000% Due 1/1/34 (C) ............................      1,543
                                                                     --------
                                                                       11,109
                                                                     --------
                TOTAL MORTGAGE PASS THROUGH
                  SECURITIES
                  (Cost $52,831) .................................     53,693
                                                                     --------
                NON-MORTGAGE PASS
                  THROUGH NOTES (11.9%)
                FEDERAL HOME LOAN BANKS (1.4%)
    1,340       2.500% Due 3/15/06 ...............................      1,351
      635       3.700% Due 2/14/08 (D) ...........................        643
                                                                     --------
                                                                        1,994
                                                                     --------
                FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION (10.3%)
    1,455       2.125% Due 6/5/06 (D) ............................      1,450
    2,735       5.250% Due 6/15/06 ...............................      2,926
    1,985       3.250% Due 1/29/07 (D) ...........................      1,988
    1,580       5.250% Due 3/22/07 (D) ...........................      1,594
    1,790       3.250% Due 8/15/08 ...............................      1,776
      225       4.375% Due 9/15/12 ...............................        223
    4,495     # 4.375% Due 3/15/13 .............................        4,415
      725       4.625% Due 5/1/13 ................................        705
                                                                     --------
                                                                       15,077
                                                                     --------
                STUDENT LOAN MARKETING
                ASSOCIATION (0.2%)
      260       5.000% Due 10/1/13 ...............................        258
                                                                     --------

                TOTAL NON-MORTGAGE PASS
                THROUGH NOTES
                (Cost $17,304) ...................................     17,329
                                                                     --------

                SHORT-TERM SECURITIES
                ASSET BACKED SECURITIES (6.7%)
                BANKS (0.4%)
      595       Bank One Issuance Trust
                  Series 2003-A2 Class A2
                  1.210% Due 10/15/08 (A) ........................        595
                                                                     --------

PRINCIPAL
 AMOUNT                                                                   VALUE
 (000'S)        SECURITY                                                 (000'S)
---------       --------------------------------------------------   -----------

                CORE BOND (CONTINUED)

                CREDIT CARDS (5.4%)
     $330       American Express Master Trust
                  Series 2003-3 Class A
                  1.320% Due 11/15/07 (A) ........................       $331
      340       American Express Master Trust
                  Series 2000-5 Class A
                  1.320% Due 4/15/08 (A) .........................        341
      305       American Express Credit
                  Account Master Trust
                  Series 2001-7 Class A Maturity
                  1.280% Due 2/16/09 (A) .........................        306
    2,410       Chase Manhattan Credit Card Trust
                  Series 2001-5A Class A
                  1.260% Due 2/15/07 (A) .........................      2,410
      450       Citibank Credit Card Master Trust
                  Series 2002-A5 Class A
                  1.210% Due 9/17/07 (A) .........................        450
    1,200       Citibank Credit Card Issuance Trust
                  Series 2003-A11 Class A11
                  1.220% Due 10/15/09 (A) ........................      1,198
      580       Discover Card Master Trust I
                  Series 2001-4 Class A
                  1.250% Due 10/16/06 (A) ........................        580
      210       First USA Credit Card Master Trust
                  Series 1998-4 Class A
                  1.240% Due 3/18/08 (A) .........................        210
      590       First USA Credit Card Master Trust
                  Series 2001-3 Class A
                  1.260% Due 11/19/08 (A) ........................        591
      600       MBNA Master Credit Card Trust
                  Series 1997-C Class A
                   1.270% Due 8/15/06 (A) ........................        600
      415       MBNA Master Credit Card Trust
                  Series 2002 Class A12
                  1.220% Due 4/15/08 (A) .........................        415
      410       Target Credit Card Master Trust
                  Series 2001-1 Class A
                  1.230% Due 7/25/08 (A) .........................        410
                                                                     --------
                                                                        7,842
                                                                     --------
                FINANCE (0.8%)
      231       Student Loan Marketing Association
                Series 2002-4 Class A2
                  1.200% Due 12/15/09 (A) ........................        232
       70       Student Loan Marketing Association
                  Series 2002-7 Class A1
                  1.170% Due 3/15/10 (A) .........................         70
      383       Student Loan Marketing Association
                  Series 2000-A Class A2
                  1.350% Due 10/28/28 (A) ........................        384
      460       William Street Funding Corp.
                  Series 2003-1, Class A Maturity
                  1.410% Due 4/23/06 (A)(B) ......................        461
                                                                     --------
                                                                        1,147
                                                                     --------

                       See notes to financial statements

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2003

PRINCIPAL
 AMOUNT                                                                  VALUE
 (000'S)        SECURITY                                                (000'S)
---------       --------------------------------------------------   -----------

                CORE BOND (CONTINUED)

                REAL ESTATE INVESTMENT
                  TRUST (REIT) (0.1%)
     $138       JP Morgan Commercial
                  Mortgage Corp.
                  Series 2000-Fl1 Class
                  1.440% Due 4/15/10 (A)(B) ......................       $138
                                                                     --------

                TOTAL ASSET BACKED SECURITIES
                  (Cost $9,747) ..................................      9,722
                                                                     --------
                GOVERNMENT AGENCY
                FEDERAL NATIONAL MORTGAGE
                ASSOCIATION (22.2%)
                  (Cost $32,402)
   32,413       Discount Note Due 1/14/04 ........................     32,402
                                                                     --------

                REPURCHASE AGREEMENT (4.8%)
                  (Cost $7,021)
    7,021       UBS Warburg LLC
                  0.840% Due 1/2/04 with proceeds at maturity
                  of $7,021 (collateralized by $6,317 United
                  States Treasury Bond 6.125% Due 11/15/27
                  with value $7,182) .............................      7,021
                                                                     --------

                TOTAL INVESTMENTS (130.8%)
                  (Cost $189,030) ................................    190,765

                LIABILITIES IN EXCESS OF
                  OTHER ASSETS (-30.8%) ..........................    (44,947)
                                                                     --------

                TOTAL NET ASSETS (100.0%) ........................   $145,818
                                                                     ========

(A) Adjustable rate security. Rate stated is as of December 31, 2003. Principal payments on demand at periodic intervals.

(B) SEC Rule 144A Security. Such security has limited markets and is traded among qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines established by the Board of Trustees.

(C) When issued security.

(D) Callable security.

(E) Step Up Net - Coupon moves inversely to changes in interest rates.

  # Portion of security out on Loan (see Note 3).


PRINCIPAL
 AMOUNT                                                                VALUE
 (000'S)        SECURITY                                              (000'S)
---------       --------------------------------------------------   -----------

                INTERMEDIATE MUNICIPAL BOND

                ALABAMA (3.8%)
     $670       Mobile Alabama Water &
                  Sewer Commissioners
                  Water & Sewer Revenue
                  5.25% Due 1/1/13 ...............................       $753

                CALIFORNIA (3.0%)
      180       Bay Area Toll Authority California
                  Toll Bridge Revenue San
                  Francisco Bay Area-Series D
                  5.13% Due 4/1/13 ...............................        198

      350       Los Angeles County California
                  Metropolitan Transportation
                  Authority Sales Tax Revenue
                  Refunding-Proposition A
                  First Tier Senior-Series A
                  (FSA Insured)
                  5.00% Due 7/1/14 ...............................        389

                COLORADO (0.8%)
      140       Westminster Colorado Multifamily
                  Revenue Refunding Housing
                  Oasis Wexford Apts Project
                  5.35% Due 12/1/25 ..............................        146

                GEORGIA (2.7%)
      500       Savannah Georgia Economic
                  Development Authority
                  College of Art & Design Inc.
                  Project Revenue Bonds
                  5.80% Due 10/1/05 ..............................        527

                ILLINOIS (14.6%)
    1,000       Chicago Illinois O'Hare
                  International Airport Revenue
                  Refunding - 2nd Lien
                  Series C (MBIA Insured)
                  5.75% Due 1/1/09 ...............................      1,145

      570       DuPage & Cook Counties
                  Illinois Community Unit
                  School District #205
                  5.00% Due 1/1/13 ...............................        634

      600       Illinois State Sales Tax Revenue
                  5.50% Due 6/15/09 ..............................        685

      350       Illinois State Sales Tax Revenue
                  5.25% Due 6/15/14 ..............................        395


                       See notes to financial statements

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2003

PRINCIPAL
 AMOUNT                                                                  VALUE
 (000'S)        SECURITY                                                (000'S)
---------       --------------------------------------------------   -----------

INTERMEDIATE MUNICIPAL BOND (CONTINUED)

                INDIANA (2.8%)
     $500       Indianapolis Indiana Local Public
                  Improvement Bond Bank
                  Series A (MBIA Insured)
                  5.00% Due 7/1/09 ...............................       $557

                KENTUCKY (0.2%)
       30       Dayton Kentucky Elderly Housing
                  Mortgage Revenue Speers
                  Court (FHA Insured)
                  5.35% Due 9/1/05 ...............................         30

                LOUISIANA (8.2%)
      750       Louisiana State Office Facilities
                  Corporate Lease Revenue
                  Capital Complex Program
                  (AMBAC Insured)
                  5.00% Due 5/1/12 ...............................        833

      630       New Orleans Louisiana Public
                  Improvement General Obligation
                  (FSA Insured)
                  7.20% Due 11/1/08 ..............................        763

                MICHIGAN (1.0%)
      100       Michigan State Building
                  Authority Revenue Chippewa
                  Correctional Facilities
                  7.25% Due 10/1/04 ..............................        104

      100       Northern Michigan
                  University Revenues
                  1.32% Due 6/1/31 ...............................        100

                MINNESOTA (1.0%)
      200       Cohasset Minnesota Revenue
                  1.32% Due 6/1/13 ...............................        200

                NEBRASKA (1.1%)
      220       Nebraska Investment Finance
                  Authority Multifamily
                  Revenue Refunding Housing
                  Wycliffe West-Series A
                  5.50% Due 12/1/25 ..............................        224

                NEW JERSEY (2.8%)
      315       Arlington Arms Financing
                  Corporation New Jersey
                  Mortgage Revenue Arlington
                  Arms Apartments Section 8
                  (FHA Insured)
                  10.25% Due 3/1/25 ..............................        316

PRINCIPAL
 AMOUNT                                                                  VALUE
 (000'S)        SECURITY                                                (000'S)
---------       --------------------------------------------------   -----------

INTERMEDIATE MUNICIPAL BOND (CONTINUED)

     $220       Gateway New Jersey Housing
                  Development Corporation
                  Revenue Multifamily Housing
                  Section 8 (FHA Insured)
                  10.50% Due 8/1/25 ..............................       $227

                NEW YORK (21.3%)
      750       Metropolitan Transportation
                  Authority - New York City
                  Transitional Triborough Bridge
                  & Tunnel Authority Series A
                  (AMBAC Insured)
                  5.63% Due 1/1/12 ...............................        854

      200       New York City General
                  Obligation Bonds 1994
                  Series A, Subseries A-4
                  1.30% Due 8/1/21 ...............................        200

      500       New York City Transitional
                  Finance Authority Revenue
                  Bonds Series A
                  5.50% Due 11/1/26 ..............................        570

      400       New York City Municipal
                  Water Authority
                  1.30% Due 6/15/33 ..............................        400

      300       New York State Urban
                  Development Corp. Revenue
                  5.25% Due 1/1/21 ...............................        331

      500       New York State Dormitory
                  Authority Revenue Series B
                  5.25% Due 11/15/23 .............................        549

      100       New York State Environmental
                  Facilities Corporation State
                  Clean Water And Drinking
                  Water Revolving Funds
                  Revenue Bonds Series B
                  5.25% Due 6/15/14 ..............................        115

      200       New York State Power
                  Authority Series A
                  5.00% Due 11/15/13 .............................        224

      820       New York State Thruway Authority
                  State Personal Income Tax
                  Revenue Transportation Series A
                  5.50% Due 3/15/13 ..............................        931



                       See notes to financial statements

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2003

PRINCIPAL
 AMOUNT                                                                  VALUE
 (000'S)        SECURITY                                                 (000'S)
---------       --------------------------------------------------   -----------

INTERMEDIATE MUNICIPAL BOND (CONTINUED)

                OKLAHOMA (4.5%)
   $1,625       Oklahoma County Oklahoma
                  Home Finance Authority
                  Single Family Refunding
                  Subordinated Mortgage
                  Revenue Series B
                  1.750% Due 7/1/12@ .............................       $891

                OREGON (0.7%)
      135       Oregon State Housing & Community
                  Services Department Mortgage
                  Revenue Single Family
                  Mortgage Program Series B
                  6.88% Due 7/1/28 ...............................        136

                RHODE ISLAND (4.2%)
      785       Rhode Island Housing & Mortgage
                  Finance Corporation Multifamily
                  Housing Revenue Series A
                  (AMBAC Insured)
                  5.70% Due 7/1/07 ...............................        827

                TEXAS (16.6%)
      500       Arlington Texas School District
                  General Obligation
                  5.00% Due 2/15/11 ..............................        547

      540       Garland Texas Tax & Revenue
                  Certificates of Obligation
                  5.25% Due 2/15/16 ..............................        595

      265       Lower Colorado River Authority
                  Texas Revenue Prerefunded
                  6.25% Due 5/1/07 ...............................        294

      500       Lower Colorado River Authority
                  Texas Revenue Refunding
                  Improvement (FSA Insured)
                  5.00% Due 5/15/12 ..............................        550

      400       San Antonio Texas
                  General Obligation
                  5.65% Due 2/1/13 ...............................        448

      250       Texas A & M University Revenues
                  Financing System - Ser A
                  5.00% Due 5/15/07 ..............................        273

      500       Texas State Water Financial
                  Assistance Series A
                  General Obligation
                  5.20% Due 8/1/15 ...............................        539

PRINCIPAL
 AMOUNT                                                                   VALUE
 (000'S)        SECURITY                                                 (000'S)
---------       --------------------------------------------------   -----------

INTERMEDIATE MUNICIPAL BOND (CONTINUED)

                WASHINGTON (8.5%)
     $250       Lynnwood Washington
                  Water & Sewer Revenue
                  Refunding (FGIC Insured)
                  6.00% Due 12/1/07 ..............................       $286

      600       Snohomish County Washington
                  School District No. 006
                  5.70% Due 12/1/12 ..............................        704

      600       Washington State Motor
                  Vehicle Fuel Tax-Ser C
                  5.00% Due 1/1/10 ...............................        667
                                                                     --------

                TOTAL INVESTMENTS (97.8%)
                  (Cost $18,156) .................................     19,157

                OTHER ASSETS IN EXCESS
                  OF LIABILITIES (2.2%) ..........................        434
                                                                     --------

                TOTAL NET ASSETS (100.0%) ........................    $19,591
                                                                     ========

@ Indicates yield-to-maturity at December 31, 2003.

                       See notes to financial statements

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2003
INTERMEDIATE MUNICIPAL BOND (CONTINUED)


                WPG INTERMEDIATE MUNICIPAL BOND FUND
              INDUSTRY CONCENTRATIONS
 % OF NET                                                               VALUE
  ASSETS                                                                000'S
---------                                                            -----------
    16.4%       General Obligations ..............................     $3,212
    15.2%       Special Tax ......................................      2,970
    14.2%       Education ........................................      2,785
     9.2%       Water/Sewer/Utility ..............................      1,796
     9.0%       Multifamily Housing ..............................      1,770
     8.7%       Annual Appropriation .............................      1,713
     6.9%       Transportation ...................................      1,343
     6.0%       Pre-Refunded .....................................      1,185
     5.0%       Public Power .....................................        974
     4.4%       Miscellaneous Revenue ............................        854
     1.0%       Investor Owned Utility ...........................        200
     0.7%       Single Family Housing ............................        136
     0.6%       State Revolving Fund .............................        115
     0.5%       Escrowed-to-Maturity .............................        104
  -------                                                            --------
    97.8%       Total Investments ................................     19,157

                Other Assets in Excess
     2.2%         of Liabilities .................................        434
  -------                                                            --------
   100.0%       Total Net Assets .................................    $19,591
  =======                                                            ========

PRINCIPAL
 AMOUNT                                                                 VALUE
 (000'S)        SECURITY                                               (000'S)
---------       --------------------------------------------------   -----------

                GOVERNMENT MONEY MARKET

                U.S. GOVERNMENT AGENCY
                OBLIGATIONS (73.9%)
                FEDERAL FARM CREDIT (4.4%)
   $6,500       Discount Note Due 8/17/04 ........................     $6,447
                                                                     --------
                FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION (69.5%)
   10,000       Discount Note Due 1/15/04 ........................      9,996
    5,000       Discount Note Due 1/21/04 ........................      4,997
   10,000       Discount Note Due 1/28/04 ........................      9,992
   18,000       Discount Note Due 2/3/04 .........................     17,983
   10,000       Discount Note Due 2/4/04 .........................      9,990
    5,000       Discount Note Due 2/6/04 .........................      4,994
   10,000       Discount Note Due 2/20/04 ........................      9,986
   10,000       Discount Note Due 2/25/04 ........................      9,984
    5,000       Discount Note Due 3/5/04 .........................      4,990
    7,100       Discount Note Due 4/5/04 .........................      7,080
    2,968       Discount Note Due 8/20/04 ........................      2,946
    5,000       Discount Note Due 10/15/04 .......................      4,944
    5,000       Discount Note Due 11/12/04 .......................      4,941
                                                                     --------
                                                                      102,823
                                                                     --------
                TOTAL U.S. GOVERNMENT AGENCY NOTES
                  (Cost $109,270) ................................    109,270
                                                                     --------

                REPURCHASE AGREEMENT (22.2%)
                  (Cost $32,769)

   32,769       UBS Warburg LLC
                  0.840% Due 1/2/04 with proceeds at maturity
                  $32,771 (collateralized by $28,722 United
                  States Treasury Bond 6.250% Due 8/15/23
                  with value of $33,452) .........................     32,769
                                                                     --------
                TOTAL INVESTMENTS (96.1%)
                  (Cost $142,039) ................................    142,039

                OTHER ASSETS IN EXCESS
                  OF LIABILITIES (3.9%) ..........................      5,741
                                                                     --------

                TOTAL NET ASSETS (100.0%) ........................   $147,780
                                                                     ========


                       See notes to financial statements

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2003

PRINCIPAL
  AMOUNT                                                                 VALUE
 (000'S)        SECURITY                                                (000'S)
---------       --------------------------------------------------   -----------

                TAX FREE MONEY MARKET

                CALIFORNIA (2.0%)
   $2,500       California State Revenue
                  Anticipation Warrants-Series A
                  2.00% Due 6/16/04 ..............................     $2,510

                COLORADO (3.9%)
      800       Castle Pines North Colorado
                  Metro District Refunding
                  1.37% Due 12/1/28 (A) ..........................        800

      920       Colorado Springs Colorado
                  Revenue Goodwill Industries
                  1.45% Due 2/1/07 (A) ...........................        920

    3,085       Denver Colorado City and County
                  Multifamily Housing Revenue
                  Ogden Residences
                  1.33% Due 12/1/09 ..............................      3,085

                DELAWARE (2.0%)
    2,460       Delaware State Economic
                  Development Authority Revenue
                  Bonds Hospital Billings Series C
                  1.14% Due 12/1/15 (A) ..........................      2,460

                FLORIDA (2.2%)
    2,685       Pasco County Health Facility
                  Authority Multifamily Housing
                  Arms Magnolia Valley
                  1.38% Due 12/1/07 (A) ..........................      2,685

                GEORGIA (7.0%)
      900       Bibb County Georgia Development
                  Authority (Baptist Village Inc.)
                  1.20% Due 8/1/18 (A) ...........................        900

    2,030       Dalton Georgia Utilities
                  Revenue Merlots-Series A02
                  1.21% Due 1/1/12 (A) ...........................      2,030

      900       Gwinnett County Georgia
                  Development Authority Revenue
                  Wesleyan School Project
                  1.20% Due 3/1/21 (A) ...........................        900

    1,820       Marietta Georgia Housing
                  Authority Multifamily Housing
                  Revenue (Falls at Bells Ferry)
                  1.35% Due 1/15/09 (A) ..........................      1,820


PRINCIPAL
 AMOUNT                                                                  VALUE
(000'S)         SECURITY                                                (000'S)
---------       --------------------------------------------------   -----------

TAX FREE MONEY MARKET (CONTINUED)

   $3,000       Private Colleges & Universities
                  Authority Georgia Revenue
                  Refunding (Mercer University
                  Project-Ser A)
                  1.37% Due 10/1/32 (A) ..........................     $3,000

                ILLINOIS (17.4%)
      500       Belleville Illinois Industrial
                  Development Revenue
                  Refunding - Wetterau Inc. Project
                  1.30% Due 12/1/08 (A) ..........................        500

    2,095       Central Lake County Action Water
                  Agency (First Union Merlots
                  Trust Receipts) RB Series
                  1.21% Due 5/1/20 (A) ...........................      2,095

    2,285       Greater Chicago Illinois
                  Metropolitan Water
                  Reclamation District
                  1.30% Due 12/1/09 (A) ..........................      2,285

    1,300       Illinois Development Finance
                  Authority (St. Paul's
                  House Project)
                  1.20% Due 2/1/25 (A) ...........................      1,300

    1,400       Illinois Development Finance
                  Authority Revenue - Casa
                  Central Padres Project
                  1.45% Due 8/1/26 (A) ...........................      1,400

      940       Illinois Development Finance
                  Authority Revenue Bonds
                  (Little City Foundation)
                  1.20% Due 2/1/19 (A) ...........................        940

      500       Illinois Development Finance
                  Authority Revenue Bonds,
                  (Museum of Contemporary
                  Arts Project) Ser. 1994
                  1.20% Due 2/1/29 (A) ...........................        500

    1,800       Illinois Development Finance
                  Authority Revenue North
                  Shore Country Day
                  1.20% Due 7/1/1933 (A) .........................      1,800

    4,000       Illinois Educational Facilities
                  Authority Revenue Bonds
                  (The Art Institute of Chicago
                  Project) Series 1992
                  1.15% Due 3/1/27 (A) ...........................      4,000



                       See notes to financial statements

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2003

PRINCIPAL
 AMOUNT                                                                  VALUE
 (000'S)        SECURITY                                                (000'S)
---------       --------------------------------------------------   -----------

TAX FREE MONEY MARKET (CONTINUED)

     $300       Illinois Educational Facilities
                  Authority Revenues Concordia
                  University River Project
                  1.35% Due 10/1/31 (A) ..........................       $300

    2,900       Schaumburg Illinois Ser B
                  1.27% Due 12/1/13 (A) ..........................      2,900

    2,300       Village of Troy Grove Illinois
                  (Unimin Corp.)
                  2.36% Due 5/1/10 (A) ...........................      2,300

    1,250       Winnebago & Boone Counties
                  School District, Illinois No. 205
                  2.27% Due 10/28/04 .............................      1,256

                INDIANA (5.9%)
    1,000       Avon Indiana Community School
                  Corp. Tax Anticipation Warrants
                  2.05% Due 6/30/04 ..............................      1,002

    1,000       Crawfordsville Indiana Multifamily
                  Housing - Autumn Woods
                  Phase II - A
                  1.36% Due 1/1/32 (A) ...........................      1,000

    1,000       Frankfort Indiana Economic
                  Development Revenue
                  Frito Lay Inc. Project
                  1.25% Due 11/1/14 (A) ..........................      1,000

    1,000       Goshen Indiana Community Schools
                  1.90% Due 12/31/04 .............................      1,005

    1,300       Indiana Health Facility Financing
                  Authority Revenue Bethesda
                  Living Center Series B
                  1.30% Due 8/1/31 (A) ...........................      1,300

    1,000       Indianapolis Indiana
                  Economic Development
                  (Joint & Clutch Series 1984)
                  1.88% Due 12/1/14 (A) ..........................      1,000

    1,000       Vigo County Indiana
                  School Corp.
                  1.37% Due 3/1/04 ...............................      1,000

                IOWA (1.0%)
      100       Iowa Higher Education
                  Loan Authority
                  1.37% Due 10/1/33 (A) ..........................        100

PRINCIPAL
 AMOUNT                                                                  VALUE
 (000'S)        SECURITY                                                (000'S)
---------       --------------------------------------------------   -----------

TAX FREE MONEY MARKET (CONTINUED)

   $1,200       Iowa Higher Education Loan
                  Authority Revenue Maharishi
                  University of Management
                  1.45% Due 10/1/30 (A) ..........................     $1,200

                KANSAS (3.5%)
    2,360       Kansas State Development
                  Finance Authority Village
                  Shalom Obligation Group-Bb
                  1.32% Due 11/15/28 (A) .........................      2,360

    2,000       Salina Kansas Revenue-Salina
                  Central Mall Ltd.
                  1.45% Due 12/1/14 (A) ..........................      2,000

                KENTUCKY (1.1%)
      430       Elva - New Harmony - Oak Level
                  Kentucky Fire Protection District
                  1.40% Due 12/1/31 (A) ..........................        430

      490       Harvey Brewers Fire Protection
                  District Kentucky Lease
                  Revenue Program Series C2
                  1.40% Due 12/1/31 (A) ..........................        490

      490       Muhlenberg County Kentucky
                  Airport District Area
                  Development Financial Trust
                  1.25% Due 12/1/31 (A) ..........................        490

                LOUISIANA (1.3%)
    1,600       Louisiana Public Facilities
                  Authority Revenue St. Martins
                  Episcopal School
                  1.45% Due 9/1/19 (A) ...........................      1,600

                MARYLAND (1.7%)
    2,100       Howard County Maryland
                  Revenue Owen Brown
                  Joint Venture Facility
                  1.10% Due 5/1/11 (A) ...........................      2,100

                MASSACHUSETTS (0.2%)
      200       Massachusetts State Health
                  Educational Facility Falmouth
                  Assisted Living Inc.
                  1.23% Due 11/1/26 (A) ..........................        200

                MICHIGAN (6.3%)
      840       Birmingham Michigan Economic
                  Development Corporation
                  (Brown Street Project 83)
                  1.55% Due 12/1/18 (A) ..........................        840


                       See notes to financial statements

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2003

PRINCIPAL
 AMOUNT                                                                  VALUE
 (000'S)        SECURITY                                                (000'S)
---------       --------------------------------------------------   -----------

TAX FREE MONEY MARKET (CONTINUED)

   $1,665       Lansing Michigan Economic
                  Development Corp.
                  (Atrium Office Building)
                  1.25% Due 5/1/15 (A) ...........................     $1,665

      385       Leelanau County Michigan
                  Economic Development Corp.
                  Revenue (American Community
                  Mutual Insurance Co. Project)
                  1.30% Due 6/15/06 (A) ..........................        385

      600       Michigan State Job Development
                  Authority Revenue
                  (Kentwood Residence)
                  1.05% Due 11/1/14 (A) ..........................        600

      180       Michigan State Strategic Fund
                  Limited Obligation Revenue
                  Refunding (Woodbridge
                  Commercial Properties)
                  1.20% Due 10/15/05 (A) .........................        180

    2,520       Oakland County Michigan Economic
                  Development Corporation
                  (Corners Shopping Center)
                  1.40% Due 8/1/15 (A) ...........................      2,520

    1,000       Pinckney Michigan Community
                  School State Aid
                  Anticipation Notes
                  1.50% Due 8/20/04 ..............................      1,002

      555       Sterling Heights Michigan
                  Economic Development Corp.
                  Sterling Shopping Center
                  1.30% Due 12/1/10 (A) ..........................        555

                MINNESOTA (2.1%)
    2,600       Arden Hills Minnesota Health
                  & Housing Revenue Refund
                  - Presbyterian Homes Inc.
                  1.37% Due 9/1/29 (A) ...........................      2,600

                MISSOURI (3.6%)
      500       Clayton Industrial Development
                  Authority Industrial Development
                  Revenue Refunding Bailey
                  Court Project
                  1.38% Due 1/1/09 (A)                                    500
PRINCIPAL
 AMOUNT                                                                  VALUE
 (000'S)        SECURITY                                                (000'S)
---------       --------------------------------------------------   -----------

TAX FREE MONEY MARKET (CONTINUED)

   $1,800       Kansas City Missouri Industrial
                  Development Authority Revenue
                  - Ewing Marion Kauffmam-A
                  1.32% Due 4/1/27 (A) ...........................     $1,800

      100       Kansas City Missouri Industrial
                  Development Authority
                  Revenue Multifamily
                  Housing - Springs Apartment
                  1.45% Due 9/1/25 (A) ...........................        100

      350       Missouri State Health &
                  Educational Facilities
                  Authority - Drury College
                  1.37% Due 8/15/24 (A) ..........................        350

      790       Springfield Central City
                  Development Corp. Revenue
                  Bond Anticipation Notes
                  - Jordan Valley
                  2.00% Due 4/30/04 ..............................        791

      900       St. Charles County Industrial
                  Development Authority
                  Revenue Sun River Village
                  1.33% Due 12/1/27 (A) ..........................        900

                NEBRASKA (0.6%)
      700       Lancaster County Nebraska
                  Hospital Authority
                  1.32% Due 6/1/18 (A) ...........................        700

                NEW YORK (3.7%)
    1,500       Board Cooperative Educational
                  Services New York Revenue
                  Anticipation Notes
                  2.00% Due 8/13/04 ..............................      1,508

    1,500       Herkimer County New York
                  Industrial Development Authority
                  Civic Facilities Revenue
                  Templeton Foundation Project
                  1.35% Due 12/1/14 (A) ..........................      1,500

    1,500       New York City New York Ser A
                  1.30% Due 8/1/21 (A) ...........................      1,500

                NORTH CAROLINA (2.0%)
    1,700       North Carolina Medical
                  Care Community - Carolina
                  Meadows Inc.
                  1.32% Due 6/1/28 (A) ...........................      1,700


                       See notes to financial statements

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2003

PRINCIPAL
 AMOUNT                                                                  VALUE
(000'S)         SECURITY                                                (000'S)
---------       --------------------------------------------------   -----------

TAX FREE MONEY MARKET (CONTINUED)

     $780       North Carolina Medical Care
                  Community Health Care Facility
                  Lutheran Services for Aging
                  1.20% Due 3/1/28 (A) ...........................       $780

                OHIO (5.2%)
      470       Clermont County Ohio Economic
                  Development Revenue
                  (John Q. Hammons Project)
                  1.30% Due 5/1/12 (A) ...........................        470

    2,390       Lakewood Ohio Hospital
                  Revenue (Hospital Improvement
                  Series 1983)
                  1.16% Due 11/1/10 (A) ..........................      2,390

      450       Stark County Ohio Health Care
                  Facilities (Canton Christian
                  Home) Project Series 90
                  1.30% Due 9/15/16 (A) ..........................        450

    1,555       Stark County Ohio Health Care
                  Facilities (Canton Christian
                  Home) Series 90
                  1.30% Due 9/1/15 (A) ...........................      1,555

    1,515       Stark County Ohio Industrial
                  Development Revenue
                  (Newmarket Packing Ltd.)
                  1.30% Due 11/1/14 (A) ..........................      1,515

                OKLAHOMA (2.9%)
    3,600       Tulsa Oklahoma Authority Revenue
                  Tulsa County Housing Fund Inc.
                  1.30% Due 10/1/32 (A) ..........................      3,600

                PENNSYLVANIA (2.5%)
      200       Allegheny County Pennsylvania
                  Higher Education Building
                  Authority-- Thiel College - B
                  1.30% Due 11/15/29 (A) .........................        200

      445       Luzerne County Pennsylvania
                  Convention Center Hotel
                  Room Rental Tax Revenue
                  Bonds Series 1998 A
                  1.25% Due 9/1/28 (A) ...........................        445

    1,500       Pennsylvania State Higher
                  Education Facilities Authority
                  Susquehanna University Project
                  1.15% Due 5/1/31 (A) ...........................      1,500

PRINCIPAL
 AMOUNT                                                                   VALUE
 (000'S)        SECURITY                                                 (000'S)
---------       --------------------------------------------------   -----------

TAX FREE MONEY MARKET (CONTINUED)

   $1,000       Temple University of the
                  Commonwealth System of
                  Higher Education Pennsylvania
                  University Funding Obligation
                  1.20% Due 5/4/04 ...............................     $1,000

                TENNESSEE (1.9%)
    1,800         Franklin County Tennessee
                  Health & Educational Facilities
                  Revenue (University of the
                  South Sewanee)
                  1.10% Due 9/1/10 (A) ...........................      1,800

      555       Metropolitan Government of
                  Nashville & Davidson County
                  Tennessee Health & Education
                  Board Revenue - Franklin
                  Road Academy
                  1.20% Due 7/1/21 (A) ...........................        555

                TEXAS (6.6%)
      490       Gulf Coast Waste Disposal
                  Authority Texas Revenues -
                  Armco Inc. Project
                  1.30% Due 12/1/08 (A) ..........................        490

    1,500       Houston Texas Water & Sewer
                  System Revenue - Merlots -
                  Series A16
                  1.21% Due 12/1/32 (A) ..........................      1,500

      400       San Antonio Texas
                  Certificates of Obligation
                  3.00% Due 2/1/04 ...............................        401

    2,000       State of Texas Tax & Revenue
                  Anticipation Notes
                  2.00% Due 8/31/04 ..............................      2,011

    3,780       Texas State Turnpike Authority
                  Revenue Putters (Central Texas
                  Turnpike System Series #325)
                  1.34% Due 8/15/27 (A) ..........................      3,780

                VERMONT (1.6%)
      688       Vermont Educational &
                  Health Buildings Financing
                  Agency Revenues
                  1.30% Due 8/1/05 (A) ...........................        688

      760       Vermont Educational And
                  Health Buildings Finance
                  Agency Hospital Revenue
                  Bonds Northeastern
                  Vermont Regional Hospital
                  1.15% Due 10/1/25 (A) ..........................        760


                       See notes to financial statements

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2003

PRINCIPAL
  AMOUNT                                                                 VALUE
 (000'S)        SECURITY                                                (000'S)
---------       --------------------------------------------------   -----------

TAX FREE MONEY MARKET (CONTINUED)

     $545       Vermont Industrial Development
                  Authority Hydroelectric Revenue
                  Bond Central Vermont Public
                  Services Corp.
                  1.15% Due 12/1/13 (A) ..........................       $545

                WASHINGTON (5.4%)
      145       Washington State Housing
                  Finance Commission YMCA
                  Snohomish County
                  1.33% Due 8/1/19 (A) ...........................        145

      750       Washington State Housing
                  Finance Commission Non-
                  Profit Revenue - Pioneer
                  Human Services Project-A
                  1.33% Due 8/1/19 (A) ...........................        750

      800       Washington State Housing Finance
                  Commission - Panorama City
                  Project Series 1997
                  1.33% Due 1/1/27 (A) ...........................        800

    1,300       Washington State Housing Finance
                  Commission Non-Profit Housing
                  Revenue YMCA Greater Seattle
                  1.33% Due 7/1/11 (A) ...........................      1,300

    2,200       Washington State Housing Finance
                  Commission Rockwood
                  Retirement Program - A
                  1.33% Due 1/1/30 (A) ...........................      2,200

    1,535       Washington State Series A11
                  1.21% Due 6/1/17 (A) ...........................      1,535

                WEST VIRGINIA (0.6%)
      700       Putnam County West Virginia
                  Industrial Development
                  Revenue FMC Corp. Project
                  1.10% Due 10/1/11 (A) ..........................        700

                WISCONSIN (3.4%)
    1,000       West Salem Wisconsin School
                  District Tax & Revenue
                  Anticipation Notes
                  1.75% Due 9/1/04 ...............................      1,004

      100       Wisconsin State Health &
                  Educational Facilities
                  Authority Revenue Meriter
                  Hospital Inc. Project
                  1.37% Due 12/1/32 (A) ..........................        100

PRINCIPAL
 AMOUNT                                                                  VALUE
 (000'S)        SECURITY                                                (000'S)
---------       --------------------------------------------------   -----------

TAX FREE MONEY MARKET (CONTINUED)

     $900       Wisconsin State Health &
                  Educational Facilities Authority
                  Revenue Oakwood Series B
                  1.30% Due 8/15/30 (A) ..........................       $900

    2,200       Wisconsin State Health &
                  Educational Facilities Authority
                  Revenue Prohealth Inc. Series B
                  1.32% Due 8/15/30 (A) ..........................      2,200

                WYOMING (0.8%)
    1,000       Sweetwater County Wyoming
                  School District No. 2 -
                  Green River High School
                  7.00% Due 6/1/04 ...............................      1,024

                MULTI STATE (4.9%)
    5,300       GAF Tax Exempt Bond Grantor
                  Trust Series A
                  1.95% Due 4/1/08 (A)(B) ........................      5,300

      500       Greystone Municipal Lease
                  Certificates Series A
                  1.42% Due 7/1/05 (A)(C) ........................        500

      300       Greystone Tax Exempt Certificate
                  Trust 1 Series Certificates of
                  Beneficial Ownership
                  1.42% Due 5/1/28 (A)(D) ........................        300
                                                                     --------
                TOTAL INVESTMENTS (103.3%)
                  (Cost $127,852) ................................    127,852

                LIABILITIES IN EXCESS OF
                  OTHER ASSETS (-3.3%) ...........................     (4,125)
                                                                     --------
                TOTAL NET ASSETS (100.0%) ........................   $123,727
                                                                     ========

(A) Interest rate subject to change approximately every 1 to 397 days. Principal payable on demand at periodic intervals at the fund's option.

(B) IN - 36%, TN- 64%.

(C) CA - 9.1%, CT - 0.2%, FL - 7.3%, GA - 1.9%, IL - 0.6%, IN - 8.8%, KY - 4.2%,
    MA - 1.3%, ME - 8.6%, MI - 9.6%, MN - 0.7%, NH - 2.6%, NJ - 22.6%,
    NY - 7.3%, OH - 1.8%, OK - 0.4%, PA - 2.0%, SC - 6.3%, TX - 4.7%.

(D) AK - 6.0%, FL - 9.1%, GA - 30.4%, KS - 4.5%, TN - 34.0%, VA - 16.0%.



                       See notes to financial statements

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2003
TAX FREE MONEY MARKET (CONTINUED)


                WPG TAX FREE MONEY MARKET FUND
                   INDUSTRY CONCENTRATIONS
% OF NET                                                                 VALUE
ASSETS                                                                   000'S
---------                                                             ----------

   16.1%        Not-for-Profit ...................................     $19,878
   15.2%        Industrial Revenue Bond ..........................      18,755
    9.7%        Health Care ......................................      11,995
    9.7%        Nursing Home .....................................      11,945
    9.3%        Multifamily Housing ..............................      11,490
    9.1%        Cashflow Notes ...................................      11,298
    8.9%        Education ........................................      11,050
    8.4%        General Obligations ..............................      10,401
    4.9%        Asset Backed .....................................       6,100
    4.5%        Water/Sewer/Utilities ............................       5,625
    3.1%        Transportation ...................................       3,780
    1.4%        Bond Anticipation Notes ..........................       1,791
    1.1%        Single Family Housing ............................       1,300
    0.8%        School District ..................................       1,024
    0.4%        Investor Owned Utility ...........................         545
    0.4%        Special Tax ......................................         445
    0.3%        Annual Appropriation .............................         430
--------                                                              --------
  103.3%        Total Investments ................................     127,852

                Liabilities in Excess of
   (3.3%)         Other Assets ...................................      (4,125)
--------                                                              --------
  100.0%        Total Net Assets .................................    $123,727
========                                                              ========

                       See notes to financial statements

WEISS, PECK & GREER MUTUAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES AT DECEMBER 31, 2003
                                                                                                   LARGE CAP         QUANTITATIVE
$ IN THOUSANDS                                                                        TUDOR          GROWTH              EQUITY
---------------------------------------------------------------------------------------------------------------------------------
  ASSETS
Investments at value # (including securities on loan in Tudor
  and Core Bond valued at $1,485 and $30,020, respectively) ....................      $57,261         $53,024          $15,742
Investments in Repurchase Agreements, at value # ...............................        1,009               0                0
Cash ...........................................................................           53               1              969
Receivable for investment securities sold ......................................          264          24,843                0
Receivable for Fund shares sold ................................................           20              20               20
Dividends and interest receivable ..............................................           57              24               19
Other assets ...................................................................            3               3                1
                                                                                    ---------       ---------        ---------
                                                                                       58,667          77,915           16,751
                                                                                    ---------       ---------        ---------
  LIABILITIES
Distributions payable ..........................................................            0               0                0
Payable for investment securities purchased ....................................          264          25,470              778
Payable for Fund shares redeemed ...............................................            7               2                0
Accrued investment advisory fee payable - Note 5 ...............................           44              33                7
Accrued administration fee payable - Note 5 ....................................            7               7                1
Accrued expenses ...............................................................           63              48               42
                                                                                    ---------       ---------        ---------
                                                                                          385          25,560              828
                                                                                    ---------       ---------        ---------
NET ASSETS                                                                             58,282          52,355           15,923
                                                                                    =========       =========        =========
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, at par ..........................................        1,189           2,072                5
Paid-in surplus ................................................................       52,439          42,543           17,165
Distributions in excess of net investment income................................            0               0              (49)
Accumulated net realized losses on investments and options......................       (1,580)           (386)          (4,232)
Net unrealized appreciation on investments and options .........................        6,234           8,126            3,034
                                                                                    ---------       ---------        ---------
NET ASSETS APPLIED TO OUTSTANDING SHARES .......................................       58,282          52,355           15,923
                                                                                    =========       =========        =========

CAPITAL SHARES (AUTHORIZED SHARES UNLIMITED)
Outstanding (000's) ............................................................        3,567           2,072            4,514
                                                                                    =========       =========        =========
Par Value ......................................................................       $.331/3          $1.00           $0.001
                                                                                    =========       =========        =========
Net asset value per share ......................................................       $16.34          $25.27           $3.53
                                                                                    =========       =========        =========

# INVESTMENTS AT COST ..........................................................       52,036          44,898           12,708
                                                                                    =========       =========        =========
UNREALIZED APPRECIATION/(DEPRECIATION):
  Gross appreciation ...........................................................        6,931           8,202            3,059
  Gross depreciation ...........................................................         (697)            (76)             (25)
                                                                                    ---------       ---------        ---------
NET UNREALIZED APPRECIATION ....................................................        6,234           8,126            3,034
                                                                                    =========       =========        =========


                       See notes to financial statements

                                             INTERMEDIATE
                                               MUNICIPAL            GOVERNMENT              TAX FREE
                       CORE BOND                BOND               MONEY MARKET           MONEY MARKET
                       ---------              ---------              ---------              ---------
                        $183,744                $19,157               $109,270               $127,852
                           7,021                      0                 32,769                      0
                               1                     75                      0                     76
                               0                     80                      0                  1,590
                             400                     72                  7,357                    402
                             849                    277                      1                    295
                              10                      1                      8                     10
                       ---------              ---------              ---------              ---------
                         192,025                 19,662                149,405                130,225
                       ---------              ---------              ---------              ---------

                              37                     20                      0                      0
                          45,916                      0                      0                  5,165
                             182                     22                  1,494                  1,223
                              18                      0                     56                     52
                               0                      0                      5                      4
                              54                     29                     70                     54
                       ---------              ---------              ---------              ---------
                          46,207                     71                  1,625                  6,498
                       ---------              ---------              ---------              ---------
                         145,818                 19,591                147,780                123,727
                       =========              =========              =========              =========


                              14                      2                    148                    124
                         151,253                 18,624                147,632                123,626
                               0                    (21)                     0                      0
                          (7,184)                   (15)                     0                    (23)
                           1,735                  1,001                      0                      0
                       ---------              ---------              ---------              ---------
                         145,818                 19,591                147,780                123,727
                       =========              =========              =========              =========


                          13,679                  1,824                147,596                123,752
                       =========              =========              =========              =========
                          $0.001                 $0.001                 $0.001                 $0.001
                       =========              =========              =========              =========
                          $10.66                 $10.74                  $1.00                  $1.00
                       =========              =========              =========              =========
                         189,030                 18,156                142,039                127,852
                       =========              =========              =========              =========

                           1,978                  1,002                      0                      0
                            (243)                    (1)                     0                      0
                       ---------              ---------              ---------              ---------
                           1,735                  1,001                      0                      0
                       =========              =========              =========              =========

                        See notes to financial statements

WEISS, PECK & GREER MUTUAL FUNDS

STATEMENTS OF OPERATIONS FOR YEAR ENDED DECEMBER 31, 2003

                                                                                                LARGE CAP         QUANTITATIVE
$ IN THOUSANDS                                                                TUDOR              GROWTH             EQUITY
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends ...........................................................      $    382             $    407             $    261
Interest ............................................................            47                   22                    0
Income from securities loaned - Note 3 ..............................             7                    0                    0
                                                                           --------             --------             --------
                                                                                436                  429                  261
                                                                           --------             --------             --------
EXPENSES:
Investment advisory fee - Note 5 ....................................           466                  352                  118
Transfer agent fees and expenses ....................................           140                   94                   46
Administration fees - Note 5 ........................................            76                   69                   11
Custodian fees and expenses - Note 7 ................................            20                   15                    7
Fund accounting fees and expenses ...................................            28                   21                   17
Professional fees ...................................................            77                   61                   43
Trustees' fees and expenses .........................................            17                   17                   16
Registration fees ...................................................            20                   19                   14
Shareholders' reports ...............................................             9                    8                    5
Other expenses ......................................................            15                   18                    6
                                                                           --------             --------             --------
                                                                                868                  674                  283
Less fees waived by adviser .........................................             0                    0                  (41)
Less expenses paid indirectly - Note 7 ..............................            (1)                   0                    0
                                                                           --------             --------             --------
                                                                                867                  674                  242
                                                                           --------             --------             --------
NET INVESTMENT INCOME/(LOSS) ........................................          (431)                (245)                  19
                                                                           --------             --------             --------

REALIZED AND UNREALIZED GAIN/(LOSS) ON
 INVESTMENTS AND OPTIONS:
  Net realized gain/(loss) on investments and .......................        15,641                3,459               (1,065)
  options
  Net change in unrealized
  appreciation/(depreciation) on
  investments and options ...........................................         4,673                9,881                5,083
                                                                           --------             --------             --------
NET GAIN ON INVESTMENTS AND OPTIONS .................................        20,314               13,340                4,018
                                                                           --------             --------             --------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS .........................................        19,883               13,095                4,037
                                                                           ========             ========             ========




                       See notes to financial statements


                                                 INTERMEDIATE                GOVERNMENT                  TAX FREE
                                                  MUNICIPAL                    MONEY                      MONEY
                       CORE BOND                    BOND                       MARKET                     MARKET


                       $      0                    $     0                    $     0                    $     0
                          3,864                        908                      1,588                      1,891
                             11                          0                          0                          0
                      ---------                  ---------                  ---------                  ---------
                          3,875                        908                      1,588                      1,891
                      ---------                  ---------                  ---------                  ---------

                            585                        102                        682                        723
                             50                         40                        161                         69
                              0                          0                         46                         52
                             37                          3                         21                         21
                             67                         19                         62                         68
                             84                         31                         85                         86
                             19                         16                         20                         20
                             16                         15                         17                         20
                              5                          5                          6                          6
                             25                         13                         37                         35
                      ---------                  ---------                  ---------                  ---------
                            888                        244                      1,137                      1,100
                           (346)                       (70)                         0                          0
                             (7)                         0                         (3)                        (1)
                      ---------                  ---------                  ---------                  ---------
                            535                        174                      1,134                      1,099
                      ---------                  ---------                  ---------                  ---------
                          3,340                        734                        454                        792
                      ---------                  ---------                  ---------                  ---------

                          2,945                        129                          0                          0

                         (1,072)                      (125)                         0                          0
                      ---------                  ---------                  ---------                  ---------
                          1,873                          4                          0                          0
                      ---------                  ---------                  ---------                  ---------
                          5,213                        738                        454                        792
                      =========                  =========                  =========                  =========



                       See notes to financial statements

WEISS, PECK & GREER MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                        LARGE CAP                QUANTITATIVE
                                                             TUDOR                      GROWTH                     EQUITY
----------------------------------------------------------------------------------------------------------------------------------
$ IN THOUSANDS                                        2003          2002         2003          2002         2003           2002
                                                   ---------     ---------     ---------     ---------     ---------    ----------
OPERATIONS:
Net investment income/(loss) ...................    ($   431)     ($   450)     ($   245)     ($   255)     $     19      ($    19)
Net realized gain/(loss) on
investments and options ........................      15,641       (12,152)        3,459        (3,508)       (1,065)       (2,407)
Change in unrealized
appreciation/(depreciation)
on investments and options .....................       4,673        (5,566)        9,881       (15,143)        5,083        (1,770)
                                                   ---------     ---------     ---------     ---------     ---------     ---------
NET INCREASE/(DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS ..............................      19,883       (18,168)       13,095       (18,906)        4,037        (4,196)
                                                   ---------     ---------     ---------     ---------     ---------     ---------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income ...................           0             0             0             0             0             0
  From realized gains ..........................           0             0             0             0             0             0
                                                   ---------    ---------      ---------    ---------     ---------     ---------
NET DECREASE DUE TO
  DISTRIBUTIONS ................................           0             0             0             0             0             0
                                                   ---------     ---------      ---------    ---------     ---------     ---------
TRANSACTIONS IN SHARES OF
  BENEFICIAL INTEREST:
  Shares sold ..................................      22,281        18,801         3,333         3,459           884         1,095
  Distributions reinvested .....................           0             0             0             0             0             0
  Shares redeemed ..............................     (31,587)      (24,252)       (7,485)      (16,072)       (4,143)       (4,141)
                                                   ---------     ---------     ---------     ---------     ---------     ---------
NET INCREASE/(DECREASE) FROM
  CAPITAL SHARE TRANSACTIONS ...................      (9,306)       (5,451)       (4,152)      (12,613)       (3,259)       (3,046)
                                                   ---------     ---------     ---------     ---------     ---------     ---------
TOTAL INCREASE/(DECREASE)
  IN NET ASSETS ................................      10,577       (23,619)        8,943       (31,519)          778        (7,242)

NET ASSETS:
Beginning of year ..............................      47,705        71,324        43,412        74,931        15,145        22,387
                                                   ---------     ---------     ---------     ---------     ---------     ---------
End of year* ...................................      58,282        47,705        52,355        43,412        15,923        15,145
                                                   =========     =========     =========     =========     =========     =========
* Includes distributions in excess of
    net investment income ......................    $      0      $      0      $      0      $      0      ($    49)     ($    68)
                                                   =========     =========     =========     =========     =========     =========
Transactions in shares of the
funds (in thousands):
  Sold .........................................       1,804         1,557           150           151           275           355
  Reinvestment of distributions ................           0             0             0             0             0             0
  Redeemed .....................................      (2,483)       (1,999)         (344)         (718)       (1,279)       (1,258)
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Net increase/(decrease) ........................        (679)         (442)         (194)         (567)       (1,004)         (903)
                                                   =========     =========     =========     =========     =========     =========



                       See notes to financial statements

                                           INTERMEDIATE
             CORE                            MUNICIPAL                      GOVERNMENT                     TAX FREE
             BOND                              BOND                        MONEY MARKET                   MONEY MARKET
    --------------------------------------------------------------------------------------------------------------------------
       2003           2002             2003           2002             2003            2002             2003           2002
    ---------      ---------         ---------     ---------         ---------     ----------         ---------     ----------
   $    3,340    $     4,346       $       734    $       774       $       454    $     2,668        $      792     $    2,078

        2,945          4,858               129            311                 0              3                 0             (5)

       (1,072)         1,868              (125)           759                 0              0                 0              0
    ---------      ---------         ---------      ---------         ---------      ---------         ---------      ---------

        5,213         11,072               738          1,844               454          2,671               792          2,073
    ---------      ---------         ---------      ---------         ---------      ---------         ---------      ---------

       (3,340)        (4,346)             (734)          (774)             (454)        (2,668)             (792)        (2,078)
            0              0              (140)          (303)                0              0                 0              0
    ---------      ---------         ---------      ---------         ---------      ---------         ---------      ---------

       (3,340)        (4,346)             (874)        (1,077)             (454)        (2,668)             (792)        (2,078)
    ---------      ---------         ---------      ---------         ---------      ---------         ---------      ---------

       72,014         18,135             7,787          4,636         4,144,705      4,746,181         1,833,687      1,438,355
        2,830          3,396               558            669               449          2,528               779          2,032
      (36,160)       (46,793)           (9,065)        (4,692)       (4,126,250)    (5,011,689)       (1,872,679)    (1,484,346)
    ---------      ---------         ---------      ---------         ---------      ---------         ---------      ---------
       38,684        (25,262)             (720)           613            18,904       (262,980)          (38,213)       (43,959)
    ---------      ---------         ---------      ---------         ---------      ---------         ---------      ---------

       40,557        (18,536)             (856)         1,380            18,904       (262,977)          (38,213)       (43,964)

      105,261        123,797            20,447         19,067           128,876        391,853           161,940        205,904
    ---------      ---------         ---------      ---------         ---------      ---------         ---------      ---------
      145,818        105,261            19,591         20,447           147,780        128,876           123,727        161,940
    =========      =========         =========      =========         =========      =========         =========      =========

   $        0    ($       37)      ($       21)   ($       25)      $         0    $         0       $         0    $         0
    =========      =========         =========      =========         =========      =========         =========      =========

        6,789          1,744               725            429         4,144,705      4,746,181         1,833,687      1,438,355
          241            376                48             66               449          2,528               779          2,032
       (3,432)        (4,669)             (840)          (437)       (4,126,250)    (5,011,689)       (1,872,679)    (1,484,346)
    ---------      ---------         ---------      ---------         ---------      ---------         ---------      ---------
        3,598         (2,549)              (67)            58            18,904       (262,980)          (38,213)       (43,959)
    =========      =========         =========      =========         =========      =========         =========      =========


                        See notes to financial statements

                        WEISS, PECK & GREER MUTUAL FUNDS

                          NOTES TO FINANCIAL STATEMENTS


1- ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization
------------

   The following are open-end management investment companies (the "Funds") registered under the Investment Company Act of 1940 (the "Act"):

     WPG Tudor Fund ("Tudor")
     WPG Large Cap Growth Fund ("Large Cap Growth")
     Weiss, Peck & Greer Funds Trust ("WPG Funds Trust"):
            WPG Quantitative Equity Fund ("Quantitative Equity")
            WPG Core Bond Fund ("Core Bond")
            WPG Intermediate Municipal Bond Fund ("Intermediate Municipal Bond") WPG Government Money Market Fund ("Government Money Market")
            WPG Tax Free Money Market Fund ("Tax Free Money Market")

Each Fund is diversified.

   Government Money Market and Tax Free Money Market are money market funds that seek to maintain continuous net asset values of $1.00. The following is a summary of the significant accounting policies followed by the funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles.

Portfolio Valuation

   COMMON STOCK -- Securities listed or admitted to trading on a national securities exchange, including options, are valued at the last sale price, on such exchange, as of the close of regular trading on the New York Stock Exchange ("NYSE") on the day the net asset value calculation is made. Unlisted securities and listed securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and asked prices.

   BONDS -- Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued by a pricing service which utilizes both dealer-supplied valuations and other techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices, exchanges or over-the-counter prices, when such valuations are believed to reflect the market value of such securities.

   MONEY MARKET SECURITIES -- Securities are valued at amortized cost, in accordance with Rule 2a-7 of the Act, which has been determined by the Funds' Boards of Trustees to represent the fair value of the Fund's investments.

   SHORT TERM SECURITIES (OTHER THAN THE MONEY MARKET FUNDS) -- Securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value.

   FOREIGN SECURITIES -- Securities listed or admitted to trading on an international securities exchange, including options, are valued at the last sale price, at the close of the primary international exchange on the day the net asset value calculation is made. Unlisted securities and listed securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and ask prices. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at 11:00 AM Eastern Time.

   OTHER SECURITIES -- Other securities and assets for which market quotations are not readily available are valued at their fair value as determined, in good faith, by the Funds' Valuation Committee as authorized by the Funds' Board of Trustees.

   Securities Transactions and Investment Income

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded utilizing the specific identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts on fixed income securities are accreted to interest income over the life of the security or until an applicable call date if sooner, with a corresponding increase in cost basis; premiums are amortized with a corresponding decrease in cost basis.

WEISS, PECK & GREER MUTUAL FUNDS

Federal Income Taxes

   The Funds intend to comply with the requirements of the Internal Revenue Code that pertain to regulated investment companies and to distribute all of their taxable income their shareholders. No federal income tax provision income to is required. As of December 31, 2003, the following Funds had capital loss carryforwards to offset future capital gains:


(IN THOUSANDS)

                                                                                      YEAR OF
                                                                                     EXPIRATION
                                                                                     ----------
FUND                                               2004      2005        2006      2007       2008       2009      2010       2011
--------------------------------------------     ---------------------------------------------------------------------------------
Tudor ......................................        0          0          0          0          0          0        896          0
Large Cap Growth ...........................        0          0          0          0          0          0        354          0
Quantitative Equity ........................        0          0          0          0          0        238      2,380      1,408
Core Bond ..................................      753          0          0      6,170          0          0          0          0
Intermediate Municipal Bond ................        0          0          0          0          0          0          0          0
Government Money ...........................        0          0          0          0          0          0          0          0
Tax Free Money Market ......................        3          4          1          5          0          5          5          0

   In addition, Intermediate Municipal Bond Fund generated a post-October 31, 2003 net capital loss of $14,605, which, if unused, will expire on December 31, 2012. The Core Bond, Government Money Market and Tax Free Money Market Funds had capital loss carryforwards of $16,947,663, $1,540,775 and $1,383 respectively, which expire on December 31, 2003.

   At December 31, 2003 the components of accumulated earnings on a tax basis were as follows:

(IN THOUSANDS)                                                                     NET UNREALIZED
                                 DISTRIBUTIONS IN            ACCUMULATED            APPRECIATION
                                   EXCESS OF NET            NET REALIZED           (DEPRECIATION)
FUND                             INVESTMENT INCOME      LOSSES ON INVESTMENTS      ON INVESTMENTS
---------------------------      -----------------      ---------------------      --------------
Tudor .......................             0                      (896)                  5,550
Large Cap Growth ............             0                      (354)                  8,094
Quantitative Equity .........            19                    (4,026)                  2,828
Core Bond ...................             0                    (6,923)                  1,474
Intermediate Municipal Bond .             0                         0                   1,001
Government Money Market .....             0                         0                       0
Tax-Free Money Market .......             0                       (23)                      0

   The differences between the components of distributable earnings on a tax basis and the amounts reflected in the statements of assets and liabilities are primarily due to wash sales and post-October losses.

   At December 31, 2003, the cost of investments for federal income tax purposes is as follows:

(IN THOUSANDS)                                                                                  NET
                                       COST OF              GROSS            GROSS          APPRECIATION
FUND                                 INVESTMENTS         APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
---------------------------      -----------------      -------------    --------------    --------------
Tudor .......................               52,720          6,824           (1,274)              5,550
Large Cap Growth ............               44,930          8,170              (76)              8,094
Quantitative Equity .........               12,914          2,915              (87)              2,828
Core Bond ...................              189,291          1,848             (374)              1,474
Intermediate Municipal Bond .               18,156          1,002               (1)              1,001
Government Money Market .....              142,039              0                0                   0
Tax-Free Money Market .......              127,852              0                0                   0

WEISS, PECK & GREER MUTUAL FUNDS

Reclassification of Capital Accounts

   On the statements of assets and liabilities, as a result of certain differences in the computation of net investment income and net realized capital gains under federal income tax rules and regulations versus generally accepted accounting principles, a reclassification has been made to increase (decrease) distributions in excess of net invest- ment income, distributions in excess of net realized gains on investments and currencies and paid-in surplus for the Funds as follows:

(IN THOUSANDS)

                                  DISTRIBUTIONS IN         ACCUMULATED
                                    EXCESS OF NET          NET REALIZED              PAID IN
FUND                             INVESTMENT INCOME     LOSSES ON INVESTMENTS         SURPLUS
---------------------------      -----------------     ---------------------      --------------
Tudor                                    431                        (4)                (427)
Large Cap Growth                         245                       441                 (686)
Quantitative Equity                        0                         0                    0
Core Bond                                 37                    16,962              (16,999)
Intermediate Municipal Bond                4                        (4)                   0
Government Money Market                    0                     1,541               (1,541)
Tax-Free Money Market                      0                         1                   (1)

   The primary permanent differences causing such reclassifications are due to currency gains and losses and the expiration of net operating losses. The reclassifications have no impact on the net assets of the respective Funds.

Distribution to Shareholders
----------------------------

   DIVIDENDS FROM NET INVESTMENT INCOME -- Distributions are recorded on the ex-dividend date. Dividends from net investment income are declared and paid annually when available for the Tudor, Quantitative Equity and the Large Cap Growth Fund. Dividends from net investment income are declared daily and paid monthly for the Core Bond, Intermediate Municipal Bond, Government Money Market and Tax Free Money Market Funds.

   DISTRIBUTIONS FROM NET REALIZED GAINS -- Distributions from net realized gains are declared and paid by December 31 of the year in which they are earned. To the extent that net realized capital gains can be offset by capital loss carryovers, if any, it is the policy of the Funds not to distribute such gains.

   The character of distributions for each Funds' fiscal years ended December 31, 2003 and December 31, 2002 is as follows:

(IN THOUSANDS)                         ORDINARY              CAPITAL GAIN (B)         EXEMPT-INTEREST
FUND                                2003     2002 (A)      2003          2002         2003        2002
-----------------------------    ---------------------    ---------------------     ---------------------
Tudor .......................           0          0           0            0            0            0
Large Cap Growth ............           0          0           0            0            0            0
Quantitative Equity .........           0          0           0            0            0            0
Core Bond ...................       3,340      4,346           0            0            0            0
Intermediate Municipal Bond .           0         77         140          226          734          774
Government Money Market .....         454      2,668           0            0            0            0
Tax-Free Money Market .......           0          0           0            0          792        2,078


   (a) Includes distributions from Funds' net short-term capital gains.

   (b) To the extent reported, each Fund designates these amounts as capital gain dividends for federal income tax purposes.

WEISS, PECK & GREER MUTUAL FUNDS

Repurchase Agreements (TUDOR, CORE BOND, GOVERNMENT MONEY MARKET)

   It is each Funds' policy to take possession of securities or other assets purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day to ensure that the value of the "collateral" is at least equal to the value of the loan, including the accrued interest earned thereon, plus sufficient additional market value as is considered necessary to provide a margin of safety.

Futures (TUDOR, QUANTITATIVE EQUITY, CORE BOND)

   A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange on which such contract is traded. Pursuant to the contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt or payment is known as a "variation margin" and is recorded by each Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund is also required to fully collateralize futures contracts purchased. The Fund only enters into futures contracts which are traded on exchanges. At December 31, 2003, the Funds did not hold any futures.

Options Writing (TUDOR, LARGE CAP GROWTH, QUANTITATIVE EQUITY, CORE BOND)

   A Fund may write covered options to protect against adverse movements in the price of securities in the investment portfolio. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on affecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call is exercised, the premium is added to the proceeds from the sale of the underlying securities or currencies in determining whether the Fund has realized a gain or loss. If a put is exercised, the premium reduces the cost basis of the securities or currencies purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the selling or buying of a security or currency at a price different from the current market value. The Fund only enters into options which are traded on exchanges except for Tudor which can enter into non-exchange options with counterparties as authorized by the Board of Trustees. At December 31, 2003, the Funds did not have any written options outstanding.

Foreign Securities (TUDOR, LARGE CAP GROWTH)

   Certain risks result from investing in foreign securities in addition to the usual risks inherent in domestic investments. Such risks include future political, economic and currency exchange developments including investment restrictions and changes in foreign laws.

Forward Currency Contracts (TUDOR, LARGE CAP GROWTH)

   A Fund may enter into forward contracts. Such contracts may be utilized in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolios denominated in foreign currencies. Fluctuations in the value of the forward contracts are recorded as unrealized gains or losses by the Fund. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Upon entering into such a contract, the Fund is required to segregate assets with its custodian at least equal to the value of the Fund's assets committed to fulfilling the forward currency contract. At December 31, 2003, the Funds did not hold any foreign currency contracts.

  WEISS, PECK & GREER MUTUAL FUNDS

Foreign Currency Transactions (TUDOR, LARGE CAP GROWTH)

   The books and records of each Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets or liabilities, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates prevailing at 11:00 AM Eastern time.

   Reported net realized foreign exchange gains or losses arise from sales and maturities of short term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in the exchange rate.

Use of Estimates

   Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

2- SECURITIES TRANSACTIONS

   For the year ended December 31, 2003, sales proceeds, cost of securities purchased, (other than short-term investments), total commissions and commissions received by Weiss, Peck & Greer ("WPG"), on such transactions were as follows:

                                             PROCEEDS              COST OF                                 COMMISSIONS
                                           OF SECURITIES          SECURITIES             TOTAL             RECEIVED BY
                                                SOLD              PURCHASED           COMMISSIONS             WPG
                                             (000'S)               (000'S)              (000'S)             (000'S)
----------------------------------       -----------------    -----------------    -----------------    -----------------
Tudor ............................            $117,571            $109,155            $    678            $    167
Large Cap Growth .................              59,524              56,578                 101                  40
Quantitative Equity ..............              20,164              16,781                  50                   4
Core Bond ........................             527,790             557,375                   0                   0
Intermediate Municipal Bond ......               7,139               5,782                   0                   0

   The proceeds for securities sold and cost of securities purchased for the Core Bond Fund do not include mortgage dollar roll transactions.

3- SECURITIES LENDING (TUDOR, CORE BOND)

   At December 31, 2003, the Tudor Fund loaned securities valued at $1,484,658. For collateral the Tudor Fund received a letter of credit from Danske Bank in an amount equal to $1,950,000. At December 31, 2003, the Core Bond Fund loaned securities valued at $30,020,075. For collateral, the Core Bond Fund received U.S. Treasury securities with fair value of $31,155,176. For the year ended December 31, 2003, the Tudor Fund and the Core Bond Fund earned $6,936 and $10,874 in securities lending fees, net of custodian expenses, respectively.

4- MORTGAGE DOLLAR ROLLS (CORE BOND)

   The Core Bond Fund may enter into mortgage dollar rolls in which Core Bond Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed- upon price on a fixed date. The Core Bond Fund accounts for such dollar rolls as purchases and sales and records an unrealized gain or loss daily equal to the difference between the original value of the purchase and the current market value. The Core Bond Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. Losses may arise due to changes in value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Core Bond Fund's right to repurchase or sell securities may be limited.

WEISS, PECK & GREER MUTUAL FUNDS

5- INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   WPG Investments ("WPG" or the "Adviser") serves as the Funds' investment adviser. The advisory fees of each Fund are as follows, and are paid monthly:



    Tudor                        .90% of net assets up to $300 million
                                 .80% of net assets $300 million to $500 million .75% of net assets in excess of $500 million

    Large Cap Growth             .75% of net assets

    Quantitative Equity          .75% of net assets

    Core Bond                    .45% of net assets

    Intermediate Municipal Bond  .00% while net assets under
                                  $17 million .50% while net assets in excess of $17 million

    Government Money Market      .50% of net assets up to $500 million
    &                            .45% of net assets $500 million to $1 billion
    Tax Free Money Market        .40% of net assets $1 billion to $1.5 billion
                                 .35% of net assets in excess of $1.5 billion

   The adviser has agreed to cap some Fund's operating expenses and may not discontinue or modify the cap without the approval of the Fund's trustees. Effective May 1, 2003 the Quantitative Equity Fund's fees were capped at 1.40% and the Core Bond Fund's advisory fee was reduced to 0.45% and capped at 0.43%. The Intermediate Municipal Bond Fund's fees were capped at 0.85% for the entire year.

   Each Fund has entered into an Administration Agreement with WPG. For the period January 1, 2003 through April 30, 2003 WPG was entitled to receive the following fees based upon a percentage of average daily net assets: Tudor 0.14%, Large Cap Growth 0.12%, Quantitative Equity 0.07%, Core Bond 0.00%, Intermediate Municipal Bond 0.00%, Government Money Market 0.02%, and Tax Free Money Market 0.03%. As of May 1, 2003, WPG is entitled to receive the following fees based upon a percentage of average daily net assets: Tudor 0.15%, Large Cap Growth 0.16%, Government Money Market 0.04% and Tax Free Money Market 0.04%. The fee for all of the other Funds remained the same.

6- DISTRIBUTION PLAN (CORE BOND)

   The Trust has adopted a plan of Distribution (the "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 there-under. The Fund may pay up to 0.25% of its average daily net assets under any one agreement but is limited to an aggregate of 0.05% of its average annual net assets for activities primarily intended to result in the sale of its shares.

   For the year ended December 31, 2003, expenses incurred under the Plan were $0.

   Under the terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

WEISS, PECK & GREER MUTUAL FUNDS

7- CUSTODIAN FEES

   Each Fund has entered into an expense offset agreement with its custodian wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. For the year ended December 31, 2003 the Funds' custodian fees and related offset were as follows:

                                          CUSTODIAN              OFFSET
                                            FEE                  CREDIT
                                       -------------         -------------
           Tudor                          $20,309               $1,254
           Large Cap Growth                14,846                  345
           Quantitative Equity              7,089                  366
           Core Bond                       36,998                7,427
           Municipal Bond                   3,159                  269
           Government Money Market         20,814                3,497
           Tax Free Money Market           20,686                  792

   The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with their custodian.

8- SUBSEQUENT EVENT

   On January 1, 2004, the WPG Large Cap Growth Fund revised its investment strategy and changed the portfolio manager. The Fund's new strategy is quantitatively and fundamentally driven. The Fund will continue to track the Russell 1000 Growth Index and the total expense ratio of the Fund will be capped at 1.40%.

WEISS, PECK & GREER MUTUAL FUNDS

FINANCIAL HIGHLIGHTS                                                                       (FOR THE YEARS ENDED DECEMBER 31)

              $ PER SHARE                                                                                RATIOS
                                      TOTAL             DISTRI-
                           REALIZED   INCOME/           BUTIONS
          NET       NET      AND      (LOSS)  DIVIDENDS  FROM              NET             NET                  RATIO OF
         ASSET     INVEST- UNREALIZED FROM      FROM      NET             ASSET          ASSETS AT RATIO OF  NET INVESTMENT
         VALUE AT   MENT    GAINS OR INVESTMENT  NET   REALIZED  TOTAL   VALUE AT          END OF  EXPENSES   INCOME(LOSS) PORTFOLIO
         BEGINNING INCOME  (LOSSES)   OPERA- INVESTMENT CAPITAL DISTRI-   END OF   TOTAL    YEAR   TO AVERAGE TO AVERAGE    TURNOVER
         OF YEAR   (LOSS) INVESTMENTS TIONS    INCOME    GAINS  BUTIONS   YEAR    RETURN  ($000'S) NET ASSETS  NET ASSETS    RATE
          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------     -------     -------
TUDOR
   2003  $ 11.24 $   0.00   $  5.10  $  5.10  $  0.00  $  0.00  $  0.00  $  16.34   45.37% $ 58,282    1.68%    (0.83%)       228.3%
   2002    15.21     0.00     (3.97)   (3.97)    0.00     0.00     0.00     11.24  (26.10)   47,705    1.54     (0.81)        105.6
   2001    18.41     0.00     (2.73)   (2.73)    0.00    (0.47)   (0.47)    15.21  (14.78)   71,324    1.38      0.11         128.1
   2000    22.91     0.00     (1.50)   (1.50)    0.00    (3.00)   (3.00)    18.41   (5.20)   94,418    1.28     (0.22)         84.0
   1999    15.74     0.00      9.88     9.88     0.00    (2.71)   (2.71)    22.91   63.26   108,780    1.37     (0.37)        139.4

LARGE CAP GROWTH FUND
   2003    19.16     0.00      6.11     6.11     0.00     0.00     0.00     25.27   31.89    52,355    1.44     (0.52)        126.8
   2002    26.46     0.00     (7.30)   (7.30)    0.00     0.00     0.00     19.16  (27.59)   43,412    1.25     (0.42)        107.9
   2001    33.60    (0.01)    (6.86)   (6.87)    0.00    (0.27)   (0.27)    26.46  (20.45)   74,931    1.14     (0.11)         56.4
   2000    39.88     0.01     (0.94)   (0.93)    0.00    (5.35)   (5.35)    33.60   (1.68)  109,347    1.01     (0.03)         78.2
   1999    40.64     0.14      4.91     5.05    (0.16)   (5.65)   (5.81)    39.88   12.68   145,734    1.03      0.40          68.1

QUANTITATIVE EQUITY FUND
   2003     2.74     0.00      0.79     0.79     0.00     0.00     0.00      3.53   28.83    15,923    1.53      0.12         107.7
   2002     3.49     0.00     (0.75)   (0.75)    0.00     0.00     0.00      2.74  (21.49)   15,145    1.67     (0.10)         74.7
   2001     3.86     0.00     (0.37)   (0.37)    0.00     0.00     0.00      3.49   (9.59)   22,387    1.41     (0.30)         91.5
   2000     5.23     0.00     (0.42)   (0.42)   (0.01)   (0.94)   (0.95)     3.86   (7.32)   29,824    1.23      0.02         106.6
   1999     5.79     0.02      0.73     0.75    (0.03)   (1.28)   (1.31)     5.23   13.90    76,452    1.08      0.24          95.6



                       See notes to financial statements.

WEISS, PECK & GREER MUTUAL FUNDS
FINANCIAL HIGHLIGHTS                                                                        (FOR THE YEARS ENDED DECEMBER 31)

              $ PER SHARE                                                                                RATIOS
                                      TOTAL             DISTRI-
                           REALIZED   INCOME/           BUTIONS
          NET       NET      AND      (LOSS)  DIVIDENDS  FROM              NET             NET                  RATIO OF
         ASSET     INVEST- UNREALIZED FROM      FROM      NET             ASSET          ASSETS AT RATIO OF  NET INVESTMENT
         VALUE AT   MENT    GAINS OR INVESTMENT  NET   REALIZED  TOTAL   VALUE AT          END OF  EXPENSES   INCOME(LOSS) PORTFOLIO
         BEGINNING INCOME  (LOSSES)   OPERA- INVESTMENT CAPITAL DISTRI-   END OF   TOTAL    YEAR   TO AVERAGE TO AVERAGE    TURNOVER
         OF YEAR   (LOSS) INVESTMENTS TIONS    INCOME    GAINS  BUTIONS   YEAR    RETURN  ($000'S) NET ASSETS  NET ASSETS    RATE
          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------     -------     -------

CORE BOND
2003      $10.44    $0.30   $0.22     $0.52    $(0.30)  $0.00   $(0.30)   $10.66    5.04%  $145,818   0.45%       2.81%      561.8%
2002        9.80     0.40    0.64      1.04     (0.40)   0.00    (0.40)    10.44   10.87    105,261   0.50        4.02       539.2
2001        9.40     0.49    0.40      0.89     (0.49)   0.00    (0.49)     9.80    9.64    123,797   0.50        5.04       431.5
2000        9.07     0.60    0.33      0.93     (0.60)   0.00    (0.60)     9.40   10.66    114,547   0.50        6.58       509.0
1999        9.64     0.56   (0.57)    (0.01)    (0.56)   0.00    (0.56)     9.07   (0.12)   137,487   0.50        5.98       531.2

INTERMEDIATE MUNICIPAL BOND
2003       10.81     0.39    0.01      0.40     (0.39)  (0.08)   (0.47)    10.74    3.73     19,591   0.85        3.60        28.6
2002       10.40     0.42    0.57      0.99     (0.42)  (0.16)   (0.58)    10.81    9.70     20,447   0.85        3.90        43.5
2001       10.44     0.46    0.00      0.46     (0.44)  (0.06)   (0.50)    10.40    4.42     19,067   0.84        4.18        34.6
2000       10.05     0.46    0.39      0.85     (0.46)   0.00    (0.46)    10.44    8.73     16,941   0.81        4.58        23.8
1999       10.55     0.44   (0.50)    (0.06)    (0.44)   0.00    (0.44)    10.05   (0.54)    20,210   0.85        4.32        83.2

GOVERNMENT MONEY MARKET
2003*       1.00     0.00    0.00      0.00      0.00    0.00     0.00      1.00    0.33    147,780   0.83        0.33        N/A
2002        1.00     0.01    0.00      0.01     (0.01)   0.00    (0.01)     1.00    1.07    128,876   0.75        1.15        N/A
2001        1.00     0.04    0.00      0.04     (0.04)   0.00    (0.04)     1.00    3.61    391,853   0.69        3.57        N/A
2000        1.00     0.06    0.00      0.06     (0.06)   0.00    (0.06)     1.00    5.74    375,679   0.68        5.59        N/A
1999        1.00     0.04    0.00      0.04     (0.04)   0.00    (0.04)     1.00    4.45    372,448   0.70        4.36        N/A

TAX FREE MONEY MARKET
2003        1.00     0.01    0.00      0.01     (0.01)   0.00    (0.01)     1.00    0.54    123,727   0.76        0.55        N/A
2002        1.00     0.01    0.00      0.01     (0.01)   0.00    (0.01)     1.00    1.02    161,940   0.69        1.02        N/A
2001        1.00     0.03    0.00      0.03     (0.03)   0.00    (0.03)     1.00    2.51    205,904   0.67        2.52        N/A
2000        1.00     0.04    0.00      0.04     (0.04)   0.00    (0.04)     1.00    3.71    208,911   0.70        3.67        N/A
1999        1.00     0.03    0.00      0.03     (0.03)   0.00    (0.03)     1.00    2.80    117,520   0.76        2.76        N/A

* The Government Money Market Fund's Net Investment Income (Loss) and Distributions from Net Investment Income were less than $0.01.






                       See notes to financial statements.

WEISS, PECK & GREER MUTUAL FUNDS

FINANCIAL HIGHLIGHTS


The Adviser agreed to cap certain Funds' operating expenses and not to impose its full fee for certain periods. This has resulted in a waiver of a portion of the Investment Advisory Fee for Core Bond, Intermediate Municipal Bond and Quantitative Equity. The Adviser may not discontinue or modify this cap without the approval of the Funds' Trustees. Had the Adviser not so agreed, and had the Funds not received a custody fee earnings credit, the total return would have been lower and the ratio of expenses to average net assets and ratio of net income to average net assets would have been:

                                                  RATIO OF
                                   RATIO OF         NET
                                   EXPENSES       INCOME
                                  TO AVERAGE     TO AVERAGE
                                  NET ASSETS     NET ASSETS
                                 -----------    ------------
QUANTITATIVE EQUITY
        2003                        1.79%          (0.14%)
        2001                        1.42%          (0.31%)
        2000                        1.24%          0.01%
CORE BOND
        2003                        0.75%          2.51%
        2002                        0.83%          3.69%
        2001                        0.81%          4.73%
        2000                        0.79%          6.29%
        1999                        0.81%          5.67%
INTERMEDIATE MUNICIPAL BOND
        2003                        1.19%          3.26%
        2002                        1.17%          3.58%
        2001                        1.15%          3.87%
        2000                        1.04%          4.35%
        1999                        1.08%          4.09%
GOVERNMENT MONEY MARKET
        2002                        0.76%          1.14%

The custody fee earnings credit had an effect of less than 0.01% on the above ratios in 1999 and 2002 for the Quantitative Equity Fund, in 1999, 2000, 2001 and 2003 for the Government Money Market Fund and 1999, 2000, 2001, 2002 and 2003 for the Tudor, Large Cap Growth and Tax Free Money Market Funds.

                                  INDEPENDENT AUDITORS' REPORT

   To the Shareholders and Board of Trustees of:

   WPG TUDOR FUND
   WPG LARGE CAP GROWTH FUND WPG QUANTITATIVE EQUITY FUND WPG
   CORE BOND FUND
   WPG INTERMEDIATE MUNICIPAL BOND FUND WPG GOVERNMENT MONEY MARKET FUND WPG TAX FREE MONEY MARKET FUND

   We have audited the accompanying statements of assets and liabilities of the WPG Tudor Fund, WPG Large Cap Growth Fund, WPG Quantitative Equity Fund, WPG Core Bond Fund, WPG Intermediate Municipal Bond Fund, WPG Government Money Market Fund, and WPG Tax Free Money Market Fund (the "Funds"), including the schedules of investments, as of December 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the WPG Tudor Fund, WPG Large Cap Growth Fund, WPG Quantitative Equity Fund, WPG Core Bond Fund, WPG Intermediate Municipal Bond Fund, WPG Government Money Market Fund, and WPG Tax Free Money Market Fund as of December 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.


   KPMG LLP
   -----------------
   February 12, 2004
   New York, NY

WEISS, PECK & GREER MUTUAL FUNDS

INFORMATION ON TRUSTEES - UNAUDITED

TRUSTEES

NAME, ADDRESS, DATE OF BIRTH
POSITION(S) HELD WITH              PRINCIPAL
FUND AND LENGTH OF SERVICE         OCCUPATION(S)                              OTHER DIRECTORSHIPS
AS A TRUSTEE                       PAST 5 YEARS                               HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
ROGER J. WEISS                     Senior Managing                            Trustee Fellow of Cornell University
One New York Plaza                 Director of WPG,                           Member of Board of Overseers
New York, NY 10004                 Executive Vice President                   of Cornell Medical College
4/29/39                            and Director of WPG                        Vice Chairman of Cornell University
Chairman of the Board and          Advisers, Inc.                             Investment Committee
Trustee since 1988                                                            Member of Cornell Law School
                                                                              and Athletic Advisory Councils
                                                                              Trustee of the Chess-in-the-Schools
                                                                              Program Member of the Board of
                                                                              Gray Peak Technologies
-------------------------------------------------------------------------------------------------------------------------------
RAYMOND R. HERRMANN, JR.           Chairman of the Board of                   Life Member of Board of Overseers
60 E. 42nd Street                  Sunbelt Beverage Corp.                     of Cornell Medical College
Suite 1915                         Former Vice Chairman and                   Director of Sky Ranch for Boys
New York, NY 10165                 Director McKesson Corp.
9/11/20
Trustee since 1970


-------------------------------------------------------------------------------------------------------------------------------
ROBERT A. STRANIERE                Member of New York State                   Director of various Reich and
182 Rose Avenue                    Assembly                                   Tang Funds
Staten Island, NY 10306            Sole proprietor of Straniere
3/28/41                            Law Firm
Trustee since 1992


-------------------------------------------------------------------------------------------------------------------------------
WILLIAM B. ROSS                    Self-employed Financial Consultant
4044 N. Farwell Avenue
Shorewood, WI 53211
8/22/27
Trustee since 1972


-------------------------------------------------------------------------------------------------------------------------------
LAWRENCE J. ISRAEL                 Private Investor                           Member of Board of Governors
170 Broadway                                                                  of Touro Infirmary
Suite 249                                                                     Member of Touro Foundation Board
New Orleans, LA 70018                                                         Member of Board of Administrators
12/13/34                                                                      and Executive Committee of
Trustee since 1990                                                            Tulane University
                                                                              Member of the Intercollegiate
                                                                              Athletics Committee of the
                                                                              Administrators of Tulane
                                                                              Educational Fund


-------------------------------------------------------------------------------------------------------------------------------
GRAHAM E. JONES                    Senior Vice President, BGK Realty Inc.     Trustee of various investment
330 Garfield Street                                                           companies of Deutsche Asset Management
Santa Fe, NM 87501                                                            Trustee various investment companies
1/31/33                                                                       managed by Sun Capital Advisors.
Trustee since 1985

-------------------------------------------------------------------------------------------------------------------------------


WEISS, PECK & GREER MUTUAL FUNDS

ADDITIONAL INFORMATION - UNAUDITED

FEDERAL INCOME STATUS OF DIVIDENDS
   The Tax Fee Money Market and Intermediate Municipal Bond Fund have determined that all dividends paid during the year ended December 31, 2003 were paid from investment income and are exempt from Federal income tax. None of these dividends are subject to the Alternative Minimum Tax. The Intermediate Municipal Bond Fund distributed long-term capital gains to shareholders during the fiscal year ended December 31, 2003 of $61,652 taxed at a maximum rate of 15% and $82,094 taxed at a maximum rate of 20%.

PROXY INFORMATION
   A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling our shareholder service line, toll free at 800-223-3332. As of May 1, 2004, you will also be able to obtain a copy via the SEC's web site at http://www.sec.gov.

                      This page intentionally left blank.

                     ONE NEW YORK PLAZA, NEW YORK, NY 10004

INDEPENDENT TRUSTEES AND MEMBERS                              INVESTMENT ADVISER
OF AUDIT COMMITTEE                                            WPG Investments
Raymond R. Herrmann, Jr.       William B. Ross                One New York Plaza
Lawrence J. Israel             Robert A. Straniere            New York, NY 10004
Graham E. Jones
                                                              CUSTODIAN
OFFICERS                                                      Boston Safe Deposit and Trust Company
ROGER J. WEISS                                                One Exchange Place
Chairman of the Board and Trustee - all funds                 Boston, MA 02109

RONALD M. HOFFNER                                             DIVIDEND DISBURSING AND
Executive Vice President and Treasurer - all funds            TRANSFER AGENT
                                                              PFPC Inc.
JOSEPH J. REARDON                                             P.O. Box 60448
Vice President and Secretary - all funds                      King of Prussia, PA 19406-0448

STEVEN M. PIRES                                               DISTRIBUTOR
Assistant Vice President - all funds                          PFPC Distributors, Inc.
                                                              760 Moore Road
DANIEL S. VANDIVORT                                           King of Prussia, PA 19406
President - WPG Funds Trust
                                                              LEGAL COUNSEL
JANET A. FIORENZA                                             Hale and Dorr
Vice President - WPG Tax Free Money Market Fund               60 State Street
                                                              Boston, MA 02109
S. BLAKE MILLER
Vice President - WPG Intermediate Municipal Bond Fund         INDEPENDENT AUDITORS
                                                              KPMG LLP
E.K. EASTON RAGSDALE                                          757 Third Avenue
Vice President - WPG Quantitative Equity Fund                 New York, NY 10017
President - WPG Large Cap Growth Fund
                                                              This report is submitted for the general information of share-
PETER ALBANESE                                                holders and is not authorized for distribution to prospective
Vice President - WPG Quantitative Equity Fund                 investors unless preceded or accompanied by an effective
Vice President - WPG Large Cap Growth Fund                    prospectus. Nothing herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Weiss,
RICHARD SHUSTER                                               Peck & Greer Funds. Such offering is made only by prospectus, which
President - WPG Tudor Fund                                    includes details as to offering and other material information.

GREGORY N. WEISS
Vice President - WPG Tudor Fund



ITEM 2 - CODE OF ETHICS

         The registrant has adopted a code of business conduct and ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, or persons performing similar functions. For the year ended December 31, 2003, there were no amendments to a provision of its code of business conduct and ethics, nor were there any waivers granted from a provision of the code of business conduct and ethics. A copy of the code of business conduct and ethics is filed with this Form N-CSR under Item 11(a).

ITEM 3 - AUDIT COMMITTEE FINANCIAL EXPERT

         The registrant's Board has determined that William B. Ross, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Ross is "independent" as defined by the SEC for purposes of the audit committee financial expert determination.

ITEM 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES

         (a)      AUDIT FEES
                  The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and filings or engagements for those fiscal years were as follows: 2003: $114,455, and 2002:
$114,455

         (b)      AUDIT-RELATED FEES
                  None.

         (c)      TAX FEES
                  The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were 2003: $38,628, and 2002:
$58,385. The nature of the services comprising these fees was tax compliance and tax advice related to the preparation and review of annual income and excise tax returns.

         (d)      ALL OTHER FEES
                  None.

         (e) (1) Before any accountant is engaged by the registrant to render either audit or non-audit services, such engagement must be approved by the audit committee, with the exception of any de minimus engagement meeting applicable requirements. In addition, the audit committee must also pre-approve the engagement of any accountant by the registrant's investment adviser (no include a subadviser whose role is primarily portfolio management and is subcontracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser, if the engagement relates directly to the operations and financial reporting of the Registrant, with the exception of any de minimus engagement meeting applicable requirements.

                  (2) Not applicable.

         (f) Not applicable.

         (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for each of the last two fiscal years are as follows: 2003: $38,628, and 2002:
$58,385.

         (h) The Audit Committee of the registrant's Board has considered whether the provision for non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS

         Not applicable.

ITEM 6 - [RESERVED]

ITEM 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

         Not applicable.

ITEM 8 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

         Not applicable.

ITEM 9 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         Not applicable.

ITEM 10 - CONTROLS AND PROCEDURES

         (a) DISCLOSURE CONTROLS AND PROCEDURES. The registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

         (b) INTERNAL CONTROLS. There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 11 - EXHIBITS

         (a)(1) Code of Ethics that is the subject of Item 2 is filed herewith.
         (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.
         (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WEISS, PECK & GREER FUNDS TRUST


By:     /S/ ROGER J. WEISS
        -------------------
        Roger J. Weiss, Chairman (Principal Executive Officer)

Date:    March 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /S/ ROGER J. WEISS
         ------------------
         Roger J. Weiss, Chairman (Principal Executive Officer)

Date:    March 22, 2004



By:      /S/ RONALD M. HOFFNER
         ---------------------
         Ronald M. Hoffner, Executive Vice President and Treasurer (Principal Financial Officer)

Date:    March 22, 2004